As filed with the Securities and Exchange Commission on November 24, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 18.32%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	1.43%	$1,388,844	$1,354,724
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	1.43%	1,639,441	1,599,997
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	1.58%	221,424	215,141
Ally Auto Receivables Trust, 2015-1 A3	09/16/2019	1.39%	1,930,722	1,930,784
AmeriCredit Automobile Receivables, 2016-1 A2A	06/10/2019	1.52%	318,045	318,047
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	353,457	357,903
BA Credit Card Trust, 2015-1A A (1 Month LIBOR USD + 0.330%) (c)	06/15/2020	1.56%	3,975,000	3,978,494
Barclays Dryrock Issuance Trust
Series 2014-3 A	07/15/2022	2.41%	2,141,000	2,163,658
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	1.53%	3,225,000	3,229,533
Cabela's Credit Card Master Note Trust, 2013-2A A2 (1 Month LIBOR USD + 0.650%) (a)(c)	08/16/2021	1.88%	3,885,000	3,902,139
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	35,385	35,378
Series 2016-2 A2	03/15/2019	1.34%	508,986	508,924
Series 2017-1 A2	11/15/2019	1.55%	2,711,529	2,711,005
CarMax Auto Owner Trust, 2017-1 A2	02/18/2020	1.54%	3,979,583	3,980,670
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	683,872	686,939
Chase Issuance Trust
Series 2013-A3 (1 Month LIBOR USD + 0.280%) (c)	04/15/2020	1.51%	5,750,000	5,757,453
Series 2012-A4	08/16/2021	1.58%	4,115,000	4,098,119
Chrysler Capital Auto Receivables Trust, 2015-B A3 (a)	03/16/2020	1.91%	3,367,833	3,372,560
Citibank Credit Card Issuance Trust
Series 2014-A6	07/15/2021	2.15%	3,700,000	3,724,619
Series 2017-A9	09/20/2021	1.80%	3,675,000	3,673,898
Series 2016-A2	11/20/2023	2.19%	6,730,000	6,740,273
Colony American Homes
Series 2014-A1 (1 Month LIBOR USD + 1.150%) (a)(c)	05/17/2031	2.38%	4,605,884	4,625,158
Series 2015-A1 (1 Month LIBOR USD + 1.200%) (a)(c)	07/17/2032	2.43%	3,850,997	3,867,986
Series 2015-C1 (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	3.18%	1,940,000	1,946,968
Colony Starwood Homes, 2016-A1 (1 Month LIBOR USD + 1.500%) (a)(c)	07/17/2033	2.74%	3,612,436	3,660,452
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	1,087,504	1,082,431
Discover Card Execution Note Trust
Series 2013-A1 (1 Month LIBOR USD + 0.300%) (c)	08/17/2020	1.53%	2,850,000	2,852,985
Series 2017-A6	02/15/2023	1.88%	5,000,000	4,989,318
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	3,998,695	4,011,819
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	118,883	118,893
Ford Credit Auto Owner Trust
Series 2014-REV1 A (a)	11/15/2025	2.26%	6,165,000	6,210,033

Series 2016-REV1 A (a)	08/15/2027	2.31%	2,150,000	2,159,825
GM Financial Consumer Automobile Receivables Trust, 2017-2A A2A (a)	05/18/2020	1.61%	3,300,000	3,299,195
Honda Auto Receivables Owner Trust, 2016-1 A3	12/18/2019	1.22%	2,068,267	2,063,612
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	2,282,860	2,281,203
Invitation Homes Trust
Series 2014-SFR2 A (1 Month LIBOR USD + 1.100%) (a)(c)	09/17/2031	2.34%	3,604,854	3,615,232
Series 2015-SFR1 A (1 Month LIBOR USD + 1.450%) (a)(c)	03/17/2032	2.68%	3,609,640	3,636,116
Series 2015-SFR3 A (1 Month LIBOR USD + 1.300%) (a)(c)	08/17/2032	2.53%	3,900,029	3,927,527
Ocwen Master Advance Receivables Trust, 2016-T2 AT2 (a)	08/16/2049	2.72%	3,190,000	3,194,466
OneMain Direct Auto Receivables Trust, 2016-1A A (a)	01/15/2021	2.04%	861,094	861,564
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	3,287,037	3,288,767
Santander Drive Auto Receivables Trust, 2017-2 A2	03/16/2020	1.60%	4,750,000	4,749,238
SMB Private Education Loan Trust, 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	1.68%	3,182,553	3,187,596
SoFi Professional Loan Program LLC, 2015-C A2 (a)	08/25/2033	2.51%	1,499,849	1,502,861
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	3,300,000	3,273,389
Synchrony Credit Card Master Note Trust
Series 2015-3 A	09/15/2021	1.74%	4,000,000	4,000,914
Series 2017-1 A	06/15/2023	1.93%	3,140,000	3,128,689
TCF Auto Receivables Owner Trust
Series 2015-1A A3 (a)	12/16/2019	1.49%	503,288	503,121
Series 2016-1A A3 (a)	04/15/2021	1.71%	2,172,000	2,166,231
Series 2016-PT1 A (a)	06/15/2022	1.93%	3,214,410	3,213,501
Tricon American Homes Trust, 2017-SFR1 A (a)	09/17/2034	2.72%	2,840,000	2,828,793
Verizon Owner Trust, 2017-2A A (a)	12/20/2021	1.92%	4,300,000	4,296,640
World Omni Auto Receivables Trust, 2017-A A2A	08/17/2020	1.50%	5,000,000	4,997,834
TOTAL ASSET BACKED SECURITIES (Cost $153,856,745)				153,882,615

CORPORATE BONDS: 33.55%
Finance and Insurance: 12.73%
Aflac, Inc.	03/16/2020	2.40%	2,835,000	2,855,488
American Express Credit Corp.	10/30/2019	1.70%	2,000,000	1,993,715
American International Group, Inc.	08/15/2020	3.38%	3,000,000	3,103,339
Bank of America Corp.	04/21/2020	2.25%	5,715,000	5,727,732
Bank of America Corp.	05/13/2021	5.00%	3,950,000	4,297,984
BB&T Corp.	01/15/2020	2.45%	3,410,000	3,446,214
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	1,500,000	1,603,367
BNP Paribas (b)	08/20/2018	2.70%	1,360,000	1,372,172
Capital One Financial Corp.	05/12/2020	2.50%	1,700,000	1,707,915
Chubb INA Holdings, Inc.	11/03/2020	2.30%	2,500,000	2,518,316
Citigroup, Inc.	10/26/2020	2.65%	4,175,000	4,217,909
Citigroup, Inc.	01/14/2022	4.50%	1,195,000	1,285,518
Citizens Bank NA	03/14/2019	2.50%	2,725,000	2,744,197
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	2,000,000	2,014,341
Fifth Third Bancorp	07/27/2020	2.88%	1,965,000	2,002,311
Goldman Sachs Group, Inc./The	09/15/2020	2.75%	4,135,000	4,188,428
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	3,420,000	3,468,211
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	2,775,000	2,988,572
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,598,038
HSBC USA, Inc.	08/07/2020	2.75%	2,040,000	2,076,659

ING Bank NV (a)(b)	03/22/2019	2.30%	2,500,000	2,513,253
John Deere Capital Corp.	01/08/2021	2.55%	2,490,000	2,521,711
JPMorgan Chase & Co.	03/22/2019	1.85%	1,700,000	1,701,556
JPMorgan Chase & Co.	01/23/2020	2.25%	7,875,000	7,917,396
Marsh & McLennan Cos, Inc.	07/15/2021	4.80%	2,000,000	2,166,030
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	2,000,000	1,995,794
Morgan Stanley	07/24/2020	5.50%	7,405,000	8,044,123
PNC Bank NA	10/18/2019	2.40%	2,500,000	2,521,688
Pricoa Global Funding I (a)	09/21/2018	1.90%	1,850,000	1,853,661
Prudential Financial, Inc.	06/15/2019	7.38%	1,400,000	1,526,736
State Street Corp.	08/18/2020	2.55%	2,500,000	2,543,332
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,542,995
Trinity Acquisition PLC (b)	09/15/2021	3.50%	3,045,000	3,109,195
UnitedHealth Group, Inc.	10/15/2020	3.88%	2,280,000	2,395,497
Wells Fargo & Co.	04/22/2019	2.13%	2,790,000	2,805,342
Wells Fargo & Co.	07/22/2020	2.60%	2,725,000	2,763,249
Westpac Banking Corp. (b)	11/19/2019	4.88%	1,685,000	1,787,386
				106,919,370
Information: 4.22%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,675,495
America Movil SAB de CV (b)	03/30/2020	5.00%	3,075,000	3,289,136
AT&T, Inc.	03/11/2019	2.30%	4,290,000	4,312,368
AT&T, Inc.	02/15/2021	4.60%	1,750,000	1,859,023
CBS Corp.	04/15/2020	5.75%	1,645,000	1,789,474
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	3,500,000	3,593,021
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	3,000,000	3,207,314
Discovery Communications LLC	06/01/2020	5.05%	2,150,000	2,295,550
Microsoft Corp.	02/06/2020	1.85%	2,640,000	2,650,868
Orange SA (b)	11/03/2019	1.63%	2,000,000	1,986,323
Verizon Communications, Inc.	09/15/2020	4.50%	3,260,000	3,497,435
Vodafone Group PLC (b)	03/16/2021	4.38%	4,025,000	4,290,579
				35,446,586
Manufacturing: 8.57%
Abbott Laboratories	11/30/2021	2.90%	2,270,000	2,311,617
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,867,107
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b)	05/15/2019	3.75%	2,500,000	2,558,175
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	3,875,000	3,937,933
Apple, Inc.	05/06/2019	2.10%	1,910,000	1,925,119
Apple, Inc.	02/23/2021	2.25%	3,175,000	3,200,545
Archer-Daniels-Midland Co.	03/01/2021	4.48%	2,000,000	2,134,718
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	2,410,000	2,480,582
Celgene Corp.	08/15/2018	2.13%	2,870,000	2,882,006
Chevron Corp.	03/03/2020	1.96%	2,280,000	2,288,917
Daimler Finance North America LLC (a)	07/05/2019	1.50%	2,300,000	2,281,164
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	1,750,000	1,754,284
Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	2,024,065
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,157,797
General Electric Capital Corp.	08/07/2019	6.00%	3,565,000	3,839,351
Heineken NV (a)(b)	04/01/2022	3.40%	3,000,000	3,131,881

Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	2,600,000	2,623,168
Kraft Heinz Foods Co.	07/02/2020	2.80%	2,135,000	2,173,571
L3 Technologies, Inc.	02/15/2021	4.95%	2,525,000	2,707,998
Newell Brands, Inc.	03/29/2019	2.60%	2,927,000	2,950,425
PepsiCo, Inc.	10/14/2020	2.15%	2,400,000	2,419,574
Philip Morris International, Inc.	02/25/2019	1.38%	2,250,000	2,238,798
QUALCOMM, Inc.	05/20/2020	2.10%	2,515,000	2,534,149
Reynolds American, Inc.	06/12/2020	3.25%	3,965,000	4,074,557
Rockwell Collins, Inc.	07/15/2019	1.95%	2,220,000	2,219,996
Siemens Financieringsmaatschappij NV (a)(b)	09/13/2019	1.30%	3,270,000	3,232,280
Tyson Foods, Inc.	08/15/2019	2.65%	3,000,000	3,035,760
				71,985,537
Mining, Quarrying, and Oil and Gas Extraction: 0.83%
ConocoPhillips Co.	03/15/2021	4.20%	2,000,000	2,126,970
Occidental Petroleum Corp.	02/01/2021	4.10%	1,765,000	1,863,118
Total Capital International SA (b)	01/10/2019	2.13%	3,000,000	3,019,208
				7,009,296
Professional, Scientific, and Technical Services: 0.58%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,305,183
eBay, Inc.	08/01/2019	2.20%	2,520,000	2,530,361
				4,835,544
Real Estate and Rental and Leasing: 1.49%
Air Lease Corp.	06/01/2021	3.38%	2,150,000	2,217,692
Ford Motor Credit Company LLC	11/04/2019	2.60%	4,000,000	4,032,269
General Motors Financial Co., Inc.	05/09/2019	2.40%	2,170,000	2,179,539
National Rural Utilities Cooperative Finance Corp.	02/01/2019	2.15%	2,000,000	2,010,368
Toyota Motor Credit Corp.	10/24/2018	2.00%	2,030,000	2,039,725
				12,479,593
Retail Trade: 1.78%
BP Capital Markets PLC (b)	09/26/2018	2.24%	1,000,000	1,006,051
BP Capital Markets PLC (b)	01/15/2020	2.52%	1,905,000	1,930,926
CVS Health Corp.	07/20/2020	2.80%	2,390,000	2,431,200
Home Depot, Inc./The	06/15/2019	2.00%	3,930,000	3,954,511
Hyundai Capital America (a)	03/18/2021	3.00%	2,535,000	2,542,185
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	3,000,000	3,040,981
				14,905,854
Transportation and Warehousing: 0.28%
Carnival Corp. (b)	10/15/2020	3.95%	2,225,000	2,343,756

Utilities: 1.80%
Dominion Resources, Inc.	08/15/2019	1.60%	2,305,000	2,290,150
Duke Energy Corp.	09/15/2019	5.05%	2,000,000	2,114,234
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,121,178
Exelon Generation Co., LLC	01/15/2020	2.95%	2,135,000	2,172,768
NextEra Energy Capital Holdings, Inc.	03/01/2019	6.00%	2,000,000	2,109,640
Northern States Power Co.	08/15/2020	2.20%	2,000,000	2,014,908
PG&E Corp.	03/01/2019	2.40%	2,260,000	2,271,697
				15,094,575

Wholesale Trade: 1.27%
Cardinal Health, Inc.	11/15/2019	2.40%	3,500,000	3,522,991
LyondellBasell Industries NV (b)	04/15/2019	5.00%	3,002,000	3,114,852
Sherwin-Williams Co./The	05/15/2020	2.25%	2,255,000	2,263,925
Sysco Corp.	10/01/2020	2.60%	1,760,000	1,785,891
				10,687,659
TOTAL CORPORATE BONDS (Cost $281,173,737)				281,707,770

MORTGAGE BACKED SECURITIES: 14.59%
BXHTL Mortgage Trust, 2015-JWRZ A (1 Month LIBOR USD + 1.230%) (a)(c)	05/15/2029	2.47%	4,585,000	4,590,593
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	2.23%	3,775,000	3,786,715
Commercial Mortgage Trust, 2012-CR4 A2	10/15/2045	1.80%	1,566,481	1,565,670
CSMC Trust
Series 2015-2 A2 (a)(d)	02/25/2045	3.00%	1,274,829	1,276,024
Series 2017-HL1 A3 (a)(d)	06/25/2047	3.50%	3,399,465	3,471,759
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	74,888	74,738
Series 2015-M1 ASQ2	02/25/2018	1.63%	288,463	288,252
Series 2015-M7 ASQ2	04/25/2018	1.55%	1,115,153	1,114,562
Series 2013-M13 FA (1 Month LIBOR USD + 0.350%) (c)	05/25/2018	1.59%	418,149	418,452
Series 2013-M14 FA (1 Month LIBOR USD + 0.350%) (c)	08/25/2018	1.59%	2,322,556	2,325,783
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 2M1 (1 Month LIBOR USD + 2.200%) (c)	10/25/2028	3.44%	1,478,932	1,493,851
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	2.54%	2,874,675	2,902,025
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	2.39%	2,599,713	2,618,130
Fannie Mae Pool	02/01/2021	3.50%	29,418	30,641
Fannie Mae Pool	08/01/2021	3.00%	114,014	117,223
Fannie Mae Pool	09/01/2021	3.00%	140,762	144,725
Fannie Mae Pool	11/01/2021	3.00%	276,340	284,119
Fannie Mae Pool	12/01/2025	3.50%	277,941	289,527
Fannie Mae Pool	09/01/2026	3.50%	257,856	268,579
Fannie Mae Pool	01/01/2027	2.50%	3,706,510	3,740,241
FDIC Guaranteed Notes Trust
Series 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	1.96%	449,255	449,532
Series 2010-S1 2A (a)	04/25/2038	3.25%	318,331	321,452
FHLMC Multifamily Structured Pass Through Certificates
Series K-702 A2	02/25/2018	3.15%	4,511,180	4,518,601
Series K-709 A1	10/25/2018	1.56%	381,811	381,611
Series K-722 A1	05/25/2022	2.18%	3,398,765	3,398,188
Series K-LH1 A (1 Month LIBOR USD + 0.700%) (c)	11/25/2022	1.93%	3,245,000	3,258,222
Series K-052 A1	01/25/2025	2.60%	5,343,700	5,413,202
Series 3855 HE	02/15/2026	2.50%	12,831	12,857
Series 4181 PF (1 Month LIBOR USD + 0.250%) (c)	11/15/2042	1.48%	1,456,004	1,451,907
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (1 Month LIBOR USD + 1.450%) (c)	11/25/2023	2.69%	408,075	408,998
Series 2014-HQ2 M1 (1 Month LIBOR USD + 1.450%) (c)	09/25/2024	2.69%	82,867	82,931
Series 2016-DNA2 M1 (1 Month LIBOR USD + 1.250%) (c)	10/25/2028	2.49%	324,059	324,355
Series 2017-DNA3 M1 (1 Month LIBOR USD + 0.750%) (c)	03/25/2030	1.98%	3,380,000	3,381,583

FREMF Mortgage Trust
Series 2011-K702 B (a)(d)	04/25/2044	4.93%	5,595,000	5,649,523
Series 2012-K708 B (a)(d)	02/25/2045	3.88%	3,250,000	3,307,485
Series 2013-K712 B (a)(d)	05/25/2045	3.48%	2,610,000	2,655,404
Series 2013-KF02 B (1 Month LIBOR USD + 3.000%) (a)(c)	12/25/2045	4.23%	1,276,481	1,287,558
Series 2011-K10 B (a)(d)	11/25/2049	4.78%	2,220,000	2,350,808
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	2.53%	411,429	410,943
GP Portfolio Trust, 2014-GPP A (1 Month LIBOR USD + 1.200%) (a)(c)	02/15/2027	2.43%	3,014,577	3,021,266
GS Mortgage Securities Trust, 2010-C2 A1 (a)	12/10/2043	3.85%	140,533	143,995
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	1,334,011	1,365,068
Series 2017-1 A5 (a)(d)	01/25/2047	3.50%	3,445,537	3,525,769
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	3,933,890	4,025,475
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/15/2034	2.06%	4,195,000	4,197,629
Series 2010-C2 A3 (a)	11/15/2043	4.07%	4,350,000	4,550,119
Series 2011-C3 A3 (a)	02/15/2046	4.39%	2,061,983	2,080,375
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	49,811	49,893
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (1 Month LIBOR USD + 0.400%) (c)	02/06/2020	1.63%	2,037,715	2,037,715
Series 2011-R3 1A (1 Month LIBOR USD + 0.400%) (c)	03/11/2020	1.64%	1,451,385	1,451,441
Series 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	1.68%	155,050	155,510
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	1,535,316	1,587,073
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	1,393,114	1,423,320
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	2,820,299	2,893,212
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	3,412,359	3,553,099
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	3,944,628	4,123,524
Series 2017-3A A1 (a)(d)	04/25/2057	4.00%	2,125,119	2,211,194
Opteum Mortgage Acceptance Corp., 2005-1 M3 (1 Month LIBOR USD + 0.860%) (c)	02/25/2035	2.09%	571,771	571,432
Sequoia Mortgage Trust, 2015-3 A4 (a)(d)	07/25/2045	3.50%	903,906	926,079
VNDO Mortgage Trust, 2013-PENN (a)	12/13/2029	3.81%	4,185,000	4,367,445
Wells Fargo Commercial Mortgage Trust, 2015-LC22 A1	09/15/2058	1.64%	4,359,060	4,345,472
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/15/2045	1.88%	512	510
WIMC Capital Trust, 2012-A A1 (a)	10/16/2050	4.55%	44,025	44,001
TOTAL MORTGAGE BACKED SECURITIES (Cost $122,751,904)				122,517,385

MUNICIPAL BONDS: 0.37%
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	350,454	352,901
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,388,670
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,386,482
TOTAL MUNICIPAL BONDS (Cost $3,129,044)				3,128,053

U.S. GOVERNMENT AGENCY ISSUES: 10.95%
Federal Farm Credit Banks	07/24/2019	1.40%	7,750,000	7,731,966
Federal Farm Credit Banks	09/27/2019	1.55%	4,000,000	3,990,416
Federal Farm Credit Banks	10/21/2019	1.44%	8,500,000	8,473,633
Federal Farm Credit Banks	04/13/2020	1.55%	16,775,000	16,735,713
Federal Farm Credit Banks	05/08/2020	1.55%	17,800,000	17,753,097
Federal Home Loan Banks	06/12/2020	1.75%	18,380,000	18,410,474
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	2,085,000	2,079,506

Federal Home Loan Mortgage Corp.	04/20/2020	1.38%	8,500,000	8,445,846
Federal National Mortgage Association	10/24/2019	1.00%	6,900,000	6,820,367
Federal National Mortgage Association	02/28/2020	1.50%	1,500,000	1,496,433
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $92,234,209)				91,937,451

U.S. GOVERNMENT NOTES: 4.56%
United States Treasury Note	03/15/2018	1.00%	900,000	899,154
United States Treasury Note	07/15/2018	0.88%	8,000,000	7,972,813
United States Treasury Note	03/31/2020	1.13%	15,000,000	14,841,211
United States Treasury Note	09/30/2020	1.38%	2,340,000	2,322,450
United States Treasury Note	04/30/2021	1.38%	4,320,000	4,265,325
United States Treasury Note	08/31/2022	1.88%	8,000,000	7,979,375
TOTAL U.S. GOVERNMENT NOTES (Cost $38,462,393)				38,280,328

SHORT TERM INVESTMENTS: 5.94%
U.S. GOVERNMENT NOTE: 1.31%
United States Treasury Note	03/31/2018	0.75%	11,000,000	10,974,648
TOTAL U.S. GOVERNMENT NOTE (Cost $10,977,868)				10,974,648

MONEY MARKET FUND: 4.63%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (e)(f)			38,863,873	38,863,873
TOTAL MONEY MARKET FUND (Cost $38,863,873)				38,863,873
TOTAL SHORT TERM INVESTMENTS (Cost $49,841,741)				49,838,521

TOTAL INVESTMENTS (Cost $741,449,773): 88.28%				741,292,123
Other Assets in Excess of Liabilities: 11.72% (g)				98,382,243
TOTAL NET ASSETS: 100.00%				$ 839,674,366

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $166,856,639 which represents 19.87% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2017.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
(f)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2017 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2017	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$50,208,979	DB	10/18/2017	AUD	$49,232,987	USD	$50,208,979	$–	$(975,992)
72,119,217	BAML	12/22/2017	AUD	70,659,840	USD	72,119,217	–	(1,459,377)
6,252,256	DB	10/18/2017	BRL	6,193,465	USD	6,252,256	–	(58,791)
58,339,699	DB	10/18/2017	CAD	56,862,035	USD	58,339,699	–	(1,477,664)
74,068,294	BAML	12/22/2017	CAD	72,305,890	USD	74,068,294	–	(1,762,404)
14,007,619	DB	10/18/2017	CHF	13,803,840	USD	14,007,619	–	(203,779)
49,033,201	BAML	12/22/2017	CHF	48,787,075	USD	49,033,201	–	(246,126)
728,166	DB	10/18/2017	CLP	713,742	USD	728,166	–	(14,424)
487,929	DB	10/18/2017	COP	489,442	USD	487,929	1,513	–
19,831,472	DB	10/18/2017	EUR	19,651,764	NOK	19,831,472	–	(179,708)
13,269,575	DB	10/18/2017	EUR	13,239,208	PLN	13,269,575	–	(30,367)
24,882,386	DB	10/18/2017	EUR	24,620,904	SEK	24,882,386	–	(261,482)
14,587,737	DB	10/18/2017	EUR	14,481,493	TRY	14,587,737	–	(106,244)
57,074,267	DB	10/18/2017	EUR	56,861,155	USD	57,074,267	–	(213,112)
88,677,503	BAML	12/22/2017	EUR	87,908,055	USD	88,677,503	–	(769,448)
41,249,823	DB	10/18/2017	GBP	41,150,862	USD	41,249,823	–	(98,961)
81,692,782	BAML	12/22/2017	GBP	81,786,949	USD	81,692,782	94,167	–
1,985,330	DB	10/18/2017	ILS	1,978,775	USD	1,985,330	–	(6,555)
4,560,207	DB	10/18/2017	INR	4,482,572	USD	4,560,207	–	(77,635)
24,157,970	DB	10/18/2017	JPY	23,884,041	USD	24,157,970	–	(273,929)
16,837,007	BAML	12/22/2017	JPY	16,540,684	USD	16,837,007	–	(296,323)
3,583,019	DB	10/18/2017	KRW	3,530,797	USD	3,583,019	–	(52,222)
18,209,682	DB	10/18/2017	MXN	17,761,818	USD	18,209,682	–	(447,864)
20,806,369	BAML	12/22/2017	MXN	20,353,999	USD	20,806,369	–	(452,370)
23,232,766	DB	10/18/2017	NOK	23,030,370	EUR	23,232,766	–	(202,396)
7,989,698	DB	10/18/2017	NOK	7,912,278	USD	7,989,698	–	(77,420)
33,576,781	DB	10/18/2017	NZD	33,422,404	USD	33,576,781	–	(154,377)
27,174,166	BAML	12/22/2017	NZD	27,092,863	USD	27,174,166	–	(81,303)
9,158,453	DB	10/18/2017	PLN	9,013,387	EUR	9,158,453	–	(145,066)
7,004,158	DB	10/18/2017	PLN	6,944,113	USD	7,004,158	–	(60,045)
7,405,872	DB	10/18/2017	RUB	7,382,208	USD	7,405,872	–	(23,664)
11,007,425	DB	10/18/2017	SEK	10,985,329	EUR	11,007,425	–	(22,096)
7,865,595	DB	10/18/2017	SEK	7,783,765	USD	7,865,595	–	(81,830)
1,002,881	DB	10/19/2017	SGD	995,488	USD	1,002,881	–	(7,393)
21,323,209	DB	10/18/2017	TRY	20,693,409	EUR	21,323,209	–	(629,800)
10,773,063	DB	10/18/2017	TRY	10,373,939	USD	10,773,063	–	(399,124)
5,667,849	DB	10/18/2017	ZAR	5,485,284	USD	5,667,849	–	(182,565)
Total Purchase Contracts				918,396,229		929,832,405	95,680	(11,531,856)

Sale Contracts:
	$10,055,233	DB	10/18/2017	USD	$9,904,629	AUD	$10,055,233	$150,604	$–
	4,162,377	BAML	12/22/2017	USD	4,092,850	AUD	4,162,377	69,527	–
	2,934,336	DB	10/18/2017	USD	2,915,683	BRL	2,934,336	18,653	–
	3,390,895	DB	10/18/2017	USD	3,326,437	CAD	3,390,895	64,458	–
	4,264,305	BAML	12/22/2017	USD	4,188,241	CAD	4,264,305	76,064	–
	16,031,210	DB	10/18/2017	USD	16,057,950	CHF	16,031,210	–	(26,740)
	29,004,735	BAML	12/22/2017	USD	29,079,648	CHF	29,004,735	–	(74,913)
	30,568	DB	10/18/2017	USD	30,569	COP	30,568	–	(1)
	23,232,766	DB	10/18/2017	NOK	23,118,330	EUR	23,232,766	114,436	–
	9,158,453	DB	10/18/2017	PLN	9,086,427	EUR	9,158,453	72,026	–
	11,007,425	DB	10/18/2017	SEK	11,050,420	EUR	11,007,425	–	(42,995)
	21,323,209	DB	10/18/2017	TRY	20,988,699	EUR	21,323,209	334,510	–
	37,168,771	DB	10/18/2017	USD	36,878,114	EUR	37,168,771	290,657	–
	12,878,102	BAML	12/22/2017	USD	12,817,376	EUR	12,878,102	60,726	–
	26,540,432	DB	10/18/2017	USD	26,468,492	GBP	26,540,432	71,940	–
	6,263,300	BAML	12/22/2017	USD	6,227,637	GBP	6,263,300	35,663	–
	657,467	DB	10/18/2017	USD	656,761	ILS	657,467	706	–
	2,558,715	DB	10/18/2017	USD	2,568,145	INR	2,558,715	–	(9,430)
	54,397,409	DB	10/18/2017	USD	53,389,950	JPY	54,397,409	1,007,459	–
	51,588,978	BAML	12/22/2017	USD	51,011,098	JPY	51,588,978	577,880	–
	12,954,480	DB	10/18/2017	USD	12,876,972	KRW	12,954,480	77,508	–
	3,160,670	DB	10/18/2017	USD	3,125,520	MXN	3,160,670	35,150	–
	1,206,059	BAML	12/22/2017	USD	1,178,948	MXN	1,206,059	27,111	–
	19,831,472	DB	10/18/2017	EUR	19,581,741	NOK	19,831,472	249,731	–
	7,707,121	DB	10/18/2017	USD	7,549,261	NOK	7,707,121	157,860	–
	9,006,919	DB	10/18/2017	USD	8,895,312	NZD	9,006,919	111,607	–
	1,574,829	BAML	12/22/2017	USD	1,569,138	NZD	1,574,829	5,691	–
	13,269,575	DB	10/18/2017	EUR	13,158,081	PLN	13,269,575	111,494	–
	8,021,678	DB	10/18/2017	USD	7,837,475	PLN	8,021,678	184,203	–
	8,490,823	DB	10/18/2017	USD	8,552,467	RUB	8,490,823	–	(61,644)
	24,882,386	DB	10/18/2017	EUR	24,388,248	SEK	24,882,386	494,138	–
	3,262,623	DB	10/18/2017	USD	3,211,587	SEK	3,262,623	51,036	–
	466,440	DB	10/19/2017	USD	464,561	SGD	466,440	1,879	–
	14,587,737	DB	10/18/2017	EUR	14,290,200	TRY	14,587,737	297,537	–
	2,761,620	DB	10/18/2017	USD	2,731,600	TRY	2,761,620	30,020	–
	2,413,173	DB	10/18/2017	USD	2,409,844	ZAR	2,413,173	3,329	–
Total Sale Contracts					455,678,411		460,246,291	4,783,603	(215,723)
Total Forward Currency Contracts					$462,717,818		$469,586,114	$4,879,283	$(11,747,579)
Net Unrealized Depreciation									$(6,868,296)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2017 (Unaudited)
		Number of
		Contracts		Value
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	$1,510,775	17	Dec-17	$-	$(9,341)
3 Mo Euro Euribor	278,631,367	943	Dec-18	64,130	-
90 Day Euro	24,000,000	96	Jun-18	-	(39,902)
90 Day Euro	15,000,000	60	Sep-18	-	(35,170)
90 Day Euro	36,000,000	144	Dec-18	-	(86,882)
90 Day Euro	11,250,000	45	Sep-19	-	(14,984)
90 Day Sterling	237,179,573	1,416	Dec-18	-	(894,597)
Aluminum (a)(b)	23,356,938	445	Dec-17	27,868	-
Amsterdam Exchange Index	6,091,762	48	Oct-17	111,635	-
Australian 10 Yr Bond	10,762,376	108	Dec-17	-	(135,392)
Australian 3 Yr Bond	30,483,600	350	Dec-17	-	(97,762)
Brent Crude (a)	41,740,650	735	Oct-17	-	(157,202)
Brent Crude (a)	3,395,400	60	Nov-17	51,980	-
Brent Crude (a)	1,072,170	19	Dec-17	16,958	-
Brent Crude (a)	563,100	10	Jan-18	5,848	-
British Pound	35,426,186	423	Dec-17	-	(64,188)
CAC 40 10 Euro Index	29,462,262	468	Oct-17	553,023	-
Canadian 10 Yr Bond	2,805,049	35	Dec-17	-	(8,076)
Canadian Dollar	8,254,859	103	Dec-17	-	(84,013)
Copper (a)(b)	44,220,881	273	Dec-17	-	(800,803)
Copper (NYCOM) (a)	8,717,250	118	Dec-17	15,411	-
DAX Index	45,377,615	120	Dec-17	820,556	-
Dow Jones Industrial Average Mini E-Cbot Index	85,920,370	769	Dec-17	1,172,399	-
Euro-Bobl	210,613,403	1,782	Dec-17	-	(814,451)
Euro-BTP	39,947,997	338	Dec-17	-	(205,324)
Euro-Bund	55,903,557	473	Dec-17	-	(517,269)
Euro-Buxl 30 Yr Bond	5,554,899	47	Dec-17	-	(37,726)
Euro-OAT	42,311,783	358	Dec-17	-	(260,009)
Euro-Schatz	82,023,401	694	Dec-17	-	(32,490)
Euro-Stoxx 50 Index	54,732,538	1,295	Dec-17	1,047,142	-
FTSE 100 Index	61,384,452	625	Dec-17	415,617	-
Gasoline RBOB (a)	1,002,330	15	Oct-17	-	(16,386)
Gasoline RBOB (a)	1,326,108	20	Nov-17	-	(5,813)
Gold (a)	43,426,240	338	Dec-17	-	(485,444)
Hang Seng Index	79,780,679	453	Oct-17	36,679	-
Heating Oil (a)	22,425,900	295	Oct-17	-	(22,781)
Heating Oil (a)	5,082,647	67	Nov-17	9,201	-
Heating Oil (a)	302,887	4	Dec-17	3,025	-
H-Shares Index	6,561,806	94	Oct-17	-	(24,688)
IBEX 35 Index	3,663,042	30	Oct-17	-	(1,178)
Japanese 10 Yr Bond	38,213,730	43	Dec-17	-	(281,606)
KOSPI 200 Index	17,333,675	250	Dec-17	30,068	-
Lead (a)(b)	1,245,000	20	Dec-17	23,623	-
Long Gilt	62,041,888	463	Dec-17	-	(1,961,827)
Low Sulphur Gasoil (a)	23,696,325	437	Nov-17	527,965	-
Low Sulphur Gasoil (a)	5,497,625	103	Dec-17	17,230	-
Low Sulphur Gasoil (a)	529,500	10	Jan-18	-	(762)
MSCI Taiwan Index	2,231,260	58	Oct-17	-	(1,810)
Nasdaq 100 E-Mini Index	19,622,600	164	Dec-17	4,498	-
Natural Gas (a)	164,750	5	Dec-17	-	(1,609)
Natural Gas (a)	725,780	22	Jan-18	-	(17,369)
Nickel (a)(b)	1,636,362	26	Dec-17	-	(157,015)
Nikkei 225 Index (OSE)	43,244,079	239	Dec-17	1,746,409	-
Nikkei 225 Index (SGX)	32,289,425	357	Dec-17	465,294	-
Russell 2000 Mini Index	16,421,900	220	Dec-17	276,836	-
S&P/TSX 60 Index	5,006,740	34	Dec-17	169,250	-
S&P500 E-Mini Index	83,157,105	661	Dec-17	1,211,973	-
Silver (a)	5,503,080	66	Dec-17	-	(185,122)
Soybean (a)	290,475	6	Nov-17	-	(1,640)
Soybean Oil (a)	1,949,508	99	Dec-17	-	(145,537)
SPI 200 Index	6,224,370	56	Dec-17	-	(6,617)
Tokyo Price Index	76,065,319	511	Dec-17	3,000,164	-
U.S. 2 Yr Note	331,504,557	1,652	Dec-17	-	(547,362)
U.S. 5 Yr Note	144,801,713	1,450	Dec-17	-	(1,107,562)
U.S. 10 Yr Note	124,214,963	1,228	Dec-17	-	(1,804,863)
U.S. Long Bond	72,077,561	564	Dec-17	-	(1,258,950)
U.S. Ultra Bond	4,551,704	39	Dec-17	10,173	-
Wti Crude (a)	1,860,120	36	Oct-17	-	(848)
Zinc (a)(b)	20,104,100	254	Dec-17	341,306	-
Total Purchase Contracts				12,176,261	(12,332,370)

Sale Contracts:
90 Day Euro	$(11,250,000)	(45)	Dec-18	$-	$(21)
90 Day Euro	(9,750,000)	(39)	Mar-19	-	(49)
90 Day Euro	(23,000,000)	(92)	Jun-19	6,805	-
90 Day Euro	(24,000,000)	(96)	Dec-19	5,523	-
Aluminum (a)(b)	(5,931,088)	(113)	Dec-17	-	(174,510)
Australian 10 Yr Bond	(40,857,168)	(410)	Dec-17	119,256	-
Australian Dollar	(1,333,480)	(17)	Dec-17	1,177	-
Canadian 10 Yr Bond	(56,742,136)	(708)	Dec-17	1,259,190	-
CBOE Volatility Index	(2,731,950)	(234)	Oct-17	166,116	-
Cocoa (CME) (a)	(4,773,875)	(235)	Dec-17	230,295	-
Cocoa (NYBOT) (a)	(551,610)	(27)	Dec-17	-	(12,856)
Coffee (a)	(5,954,325)	(124)	Dec-17	455,030	-
Copper (a)(b)	(16,360,106)	(101)	Dec-17	388,603	-
Corn (a)	(22,327,463)	(1,257)	Dec-17	596,704	-
Cotton No.2 (a)	(1,848,150)	(54)	Dec-17	-	(12,828)
Dollar	(18,400,000)	(184)	Dec-17	-	(233,166)
Dow Jones Industrial Average Mini E-Cbot Index	(223,460)	(2)	Dec-17	-	(323)
Euro	(14,625,931)	(99)	Dec-17	12,443	-
Euro-Bobl	(1,418,272)	(12)	Dec-17	345	-
Euro-Bund	(827,325)	(7)	Dec-17	1,602	-
Euro-Schatz	(10,046,094)	(85)	Dec-17	-	(965)
FTSE/JSE Top 40 Index	(222,193)	(6)	Dec-17	191	-
Gasoline RBOB (a)	(663,054)	(10)	Nov-17	4,569	-
Gasoline RBOB (a)	(331,359)	(5)	Dec-17	907	-
Gold (a)	(1,798,720)	(14)	Dec-17	6,159	-
Hard Red Wheat (a)	(5,800,025)	(262)	Dec-17	348,386	-
Japanese 10 Yr Bond	(2,666,074)	(3)	Dec-17	523	-
Japanese Yen	(7,887,136)	(71)	Dec-17	40,820	-
Lead (a)(b)	(871,500)	(14)	Dec-17	-	(40,669)
Lean Hogs (a)	(887,260)	(37)	Dec-17	-	(33,855)
Live Cattle (a)	(922,000)	(20)	Dec-17	-	(9,136)
Long Gilt	(219,491,605)	(1,638)	Dec-17	9,807	-
Natural Gas (a)	(10,013,310)	(333)	Oct-17	171,900	-
Natural Gas (a)	(795,250)	(25)	Nov-17	-	(4,005)
Nickel (a)(b)	(2,076,921)	(33)	Dec-17	123,471	-
Platinum (a)	(640,850)	(14)	Jan-18	17,530	-
S&P500 E-Mini Index	(9,938,595)	(79)	Dec-17	-	(33,351)
SGX Nifty 50 Index	(960,694)	(49)	Oct-17	8,363	-
Soybean (a)	(20,672,138)	(427)	Nov-17	-	(407,243)
Soybean Meal (a)	(6,410,740)	(203)	Dec-17	-	(149,875)
Soybean Oil (a)	(3,938,400)	(200)	Dec-17	180,164	-
Sugar (a)	(5,558,784)	(352)	Feb-18	201,921	-
Swiss Franc	(645,428)	(5)	Dec-17	566	-
U.S. 5 Yr Note	(30,857,744)	(309)	Dec-17	85,203	-
U.S. 10 Yr Note	(12,644,031)	(125)	Dec-17	60,079	-
U.S. Long Bond	(14,696,666)	(115)	Dec-17	6,673	-
Wheat (a)	(12,237,225)	(546)	Dec-17	-	(1,737)
Wti Crude (a)	(17,981,160)	(348)	Oct-17	-	(725,299)
Wti Crude (a)	(2,597,500)	(50)	Nov-17	-	(93,639)
Wti Crude (a)	(521,400)	(10)	Dec-17	-	(11,728)
Wti Crude (a)	(156,660)	(3)	Jan-18	-	(3,495)
Zinc (a)(b)	(3,403,450)	(43)	Dec-17	-	(160,975)
Total Sale Contracts				4,510,321	(2,109,725)
Total Futures Contracts				$16,686,582	$(14,442,095)
Net Unrealized Appreciation				$2,244,487

(a)	Contract held by LCMFS Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.52%
321 Henderson Receivables I LLC, 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	1.43%	$ 329,082	$ 321,164
AEP Texas Central Transition Funding II LLC, 2006-2 A4	01/01/2018	5.17%	300,180	302,911
American Express Credit Account Master Trust
Series 2013-2 A (1 Month LIBOR USD + 0.420%) (c)	05/17/2021	1.65%	495,000	496,930
Series 2017-1 A	09/15/2022	1.93%	365,000	365,495
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	1.53%	325,000	325,457
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	9,017	9,015
Series 2016-2 A2	03/15/2019	1.34%	79,529	79,519
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	54,480	54,724
Chase Issuance Trust, 2013-A3 (1 Month LIBOR USD + 0.280%) (c)	04/15/2020	1.51%	545,000	545,707
Chrysler Capital Auto Receivables Trust, 2015-B A3 (a)	03/16/2020	1.91%	462,778	463,428
Citibank Credit Card Issuance Trust
Series 2013-A7 (1 Month LIBOR USD + 0.430%) (c)	09/10/2020	1.67%	730,000	732,774
Series 2014-A6	07/15/2021	2.15%	350,000	352,329
Series 2017-A9	09/20/2021	1.80%	350,000	349,895
Colony American Homes
Series 2014-1A A (1 Month LIBOR USD + 1.150%) (a)(c)	05/17/2031	2.38%	639,706	642,383
Series 2015-1A C (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	3.18%	470,000	471,688
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.980%) (c)	11/25/2034	2.21%	556,096	556,264
Discover Card Execution Note Trust, 2012-A6	01/18/2022	1.67%	900,000	898,656
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	258,403	259,251
Ford Credit Auto Owner Trust
Series 2014-REV1 A (a)	11/15/2025	2.26%	580,000	584,237
Series 2016-REV1 A (a)	08/15/2027	2.31%	370,000	371,691
Green Tree Agency Advance Funding Trust, 2016-T1 (a)	10/15/2048	2.38%	500,000	497,610
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	87,332	87,269
Invitation Homes Trust, 2015-SFR3 A (1 Month LIBOR USD + 1.300%) (a)(c)	08/17/2032	2.53%	472,586	475,918
Ocwen Master Advance Receivables Trust, 2016-T2 AT2 (a)	08/16/2049	2.72%	625,000	625,875
OneMain Direct Auto Receivables Trust, 2016-1A A (a)	01/15/2021	2.04%	154,650	154,735
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	324,707	324,878
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	16,514	16,235
SMB Private Education Loan Trust, 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	1.68%	314,758	315,257
SoFi Professional Loan Program LLC, 2015-C A2 (a)	08/25/2033	2.51%	275,382	275,935
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	500,000	495,968
Synchrony Credit Card Master Note Trust, 2017-1 A	06/15/2023	1.93%	285,000	283,973
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	600,000	598,406
Series 2016-PT1 A (a)	06/15/2022	1.93%	655,855	655,670
Toyota Auto Receivables Owner Trust, 2015-A A4	06/15/2020	1.52%	500,000	499,623
Tricon American Homes Trust, 2017-SFR1 A (a)	09/17/2034	2.72%	315,000	313,757
Verizon Owner Trust, 2017-2A A (a)	12/20/2021	1.92%	405,000	404,684
World Omni Auto Receivables Trust, 2014-A A3	04/15/2019	0.94%	1,676	1,676
TOTAL ASSET BACKED SECURITIES (Cost $14,187,054)				14,210,987

CORPORATE BONDS: 29.67%
Administrative and Support and Waste Management and Remediation Services: 0.01%
Safina Ltd. (b)	01/15/2022	1.55%	12,120	12,027

Finance and Insurance: 11.19%
Aflac, Inc.	03/16/2020	2.40%	340,000	342,457
American Express Credit Corp.	09/14/2020	2.60%	405,000	411,165
American International Group, Inc.	08/15/2020	3.38%	330,000	341,367
Bank of America Corp.	04/21/2020	2.25%	650,000	651,448
BB&T Corp.	01/15/2020	2.45%	435,000	439,620
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	267,228
Capital One Financial Corp.	04/24/2019	2.45%	125,000	125,766
Chubb INA Holdings, Inc.	11/03/2020	2.30%	165,000	166,209
Citigroup, Inc.	10/26/2020	2.65%	585,000	591,012
Citizens Bank NA	03/14/2019	2.50%	315,000	317,219
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	250,000	251,793
Dragon 2012 LLC	03/12/2024	1.97%	14,568	14,432
Fifth Third Bancorp	07/27/2020	2.88%	190,000	193,608
Goldman Sachs Group, Inc./The	09/15/2020	2.75%	250,000	253,230
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	535,000	542,542
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	250,000	269,241
HSBC Holdings PLC (b)	04/05/2021	5.10%	215,000	233,715
ING Bank NV (a)(b)	03/22/2019	2.30%	220,000	221,166
John Deere Capital Corp.	01/08/2021	2.55%	230,000	232,929
JPMorgan Chase & Co.	03/22/2019	1.85%	130,000	130,119
JPMorgan Chase & Co.	01/23/2020	2.25%	685,000	688,688
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	195,000	194,590
Morgan Stanley	07/24/2020	5.50%	450,000	488,839
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	15,251	14,957
PNC Bank NA	10/18/2019	2.40%	305,000	307,646
Pricoa Global Funding I (a)	09/21/2018	1.90%	150,000	150,297
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	234,463
State Street Corp.	08/18/2020	2.55%	305,000	310,286
SunTrust Banks, Inc.	03/03/2021	2.90%	265,000	269,557
Tagua Leasing LLC	11/16/2024	1.58%	15,708	15,310
Trinity Acquisition PLC (b)	09/15/2021	3.50%	335,000	342,062
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	204,878
Wells Fargo & Co.	04/22/2019	2.13%	195,000	196,072
Wells Fargo & Co.	07/22/2020	2.60%	210,000	212,948
				9,626,859
Information: 3.25%
21st Century Fox America, Inc.	02/15/2021	4.50%	300,000	321,059
America Movil SAB de CV (b)	03/30/2020	5.00%	160,000	171,142
AT&T, Inc.	03/11/2019	2.30%	535,000	537,789
CBS Corp.	04/15/2020	5.75%	250,000	271,957
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	155,000	159,120
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	225,000	240,549
Discovery Communications LLC	06/01/2020	5.05%	240,000	256,247
Orange SA (b)	11/03/2019	1.63%	180,000	178,769
Verizon Communications, Inc.	09/15/2020	4.50%	310,000	332,578
Vodafone Group PLC (b)	03/16/2021	4.38%	305,000	325,125
				2,794,335
Manufacturing: 7.58%
Abbott Laboratories	11/30/2021	2.90%	345,000	351,325
AbbVie, Inc.	05/14/2020	2.50%	240,000	242,876
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b)	05/15/2019	3.75%	230,000	235,352
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	300,000	304,872
Archer-Daniels-Midland Co.	03/01/2021	4.48%	270,000	288,187
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	295,000	303,640
Celgene Corp.	08/15/2018	2.13%	305,000	306,276
Chevron Corp.	03/03/2020	1.96%	195,000	195,763
Daimler Finance North America LLC (a)	07/05/2019	1.50%	190,000	188,444
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	180,000	180,441
Eastman Chemical Co.	01/15/2020	2.70%	250,000	253,008
General Electric Capital Corp.	05/01/2018	5.63%	165,000	168,894
General Electric Capital Corp.	08/07/2019	6.00%	410,000	441,552
Heineken NV (a)(b)	04/01/2022	3.40%	280,000	292,309
Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	170,000	171,515
Kraft Heinz Foods Co.	07/02/2020	2.80%	215,000	218,884
L3 Technologies, Inc.	02/15/2021	4.95%	230,000	246,669
Newell Brands, Inc.	03/29/2019	2.60%	315,000	317,521
PepsiCo, Inc.	10/14/2020	2.15%	285,000	287,324
Philip Morris International, Inc.	02/25/2019	1.38%	240,000	238,805
QUALCOMM, Inc.	05/20/2020	2.10%	260,000	261,980
Reynolds American, Inc.	06/12/2020	3.25%	335,000	344,256
Rockwell Collins, Inc.	07/15/2019	1.95%	245,000	244,999
Siemens Financieringsmaatschappij NV (a)(b)	09/13/2019	1.30%	250,000	247,116
Tyson Foods, Inc.	08/15/2019	2.65%	185,000	187,205
				6,519,213
Mining, Quarrying, and Oil and Gas Extraction: 0.93%
ConocoPhillips Co.	03/15/2021	4.20%	310,000	329,680
Occidental Petroleum Corp.	02/01/2021	4.10%	170,000	179,451
Total Capital International SA (b)	01/10/2019	2.13%	290,000	291,857
				800,988
Professional, Scientific, and Technical Services: 0.64%
Biogen, Inc.	09/15/2020	2.90%	300,000	307,358
eBay, Inc.	08/01/2019	2.20%	230,000	230,945
Phoenix 2012 LLC	07/03/2024	1.61%	15,357	15,026
				553,329
Real Estate and Rental and Leasing: 1.39%
Air Lease Corp.	06/01/2021	3.38%	160,000	165,037
Ford Motor Credit Company LLC	11/04/2019	2.60%	255,000	257,057
General Motors Financial Co., Inc.	05/09/2019	2.40%	310,000	311,362
Helios Leasing I LLC	05/29/2024	2.02%	14,794	14,673
Helios Leasing I LLC	07/24/2024	1.73%	15,269	14,985
Helios Leasing I LLC	09/28/2024	1.56%	15,180	14,773
National Rural Utilities Cooperative Finance Corp.	02/01/2019	2.15%	170,000	170,881
Toyota Motor Credit Corp.	10/24/2018	2.00%	250,000	251,198
				1,199,966
Retail Trade: 1.62%
BP Capital Markets PLC (b)	09/26/2018	2.24%	250,000	251,513
CVS Health Corp.	12/05/2018	2.25%	260,000	261,162
Home Depot, Inc./The	06/15/2019	2.00%	305,000	306,902
Hyundai Capital America (a)	03/18/2021	3.00%	310,000	310,878
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	260,000	263,552
				1,394,007
Transportation and Warehousing: 0.21%
Carnival Corp. (b)	10/15/2020	3.95%	170,000	179,074

Utilities: 1.84%
Dominion Resources, Inc.	08/15/2019	1.60%	195,000	193,744
Duke Energy Corp.	09/15/2019	5.05%	220,000	232,566
Exelon Generation Co., LLC	10/01/2019	5.20%	265,000	281,056
NextEra Energy Capital Holdings, Inc.	03/01/2019	6.00%	230,000	242,608
Northern States Power Co.	08/15/2020	2.20%	345,000	347,572
PG&E Corp.	03/01/2019	2.40%	285,000	286,475
				1,584,021
Wholesale Trade: 1.01%
Cardinal Health, Inc.	11/15/2019	2.40%	255,000	256,675
LyondellBasell Industries NV (b)	04/15/2019	5.00%	146,000	151,489
Sherwin-Williams Co./The	05/15/2020	2.25%	230,000	230,910
Sysco Corp.	10/01/2020	2.60%	225,000	228,310
				867,384
TOTAL CORPORATE BONDS (Cost $25,519,568)				25,531,203

FOREIGN GOVERNMENT BOND: 0.02%
Petroleos Mexicanos (b)	12/20/2022	2.00%	13,750	13,693
TOTAL FOREIGN GOVERNMENT BOND (Cost $13,750)				13,693

MORTGAGE BACKED SECURITIES: 11.98%
BXHTL Mortgage Trust, 2015-JWRZ A (1 Month LIBOR USD + 1.230%) (a)(c)	05/15/2029	2.47%	400,000	400,488
Citigroup Mortgage Loan Trust, Inc., 2004-HE1 A (1 Month LIBOR USD + 0.330%) (a)(c)	09/25/2033	1.57%	204,312	203,995
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	2.23%	375,000	376,164
Commercial Mortgage Trust, 2012-CR4 A2	10/15/2045	1.80%	125,319	125,254
CSMC Trust, 2015-2 A2 (a)(d)	02/25/2045	3.00%	58,683	58,738
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	13,868	13,840
Series 2012-M9 ASQ2	12/25/2017	1.51%	40,867	40,835
Series 2015-M1 ASQ2	02/25/2018	1.63%	147,257	147,149
Series 2013-M7 ASQ2	03/26/2018	1.23%	10,348	10,312
Series 2014-M8 FA (1 Month LIBOR USD + 0.250%) (c)	05/25/2018	1.49%	27,933	27,930
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	252,351	253,746
Series 2010-M3 A3 (d)	03/25/2020	4.33%	279,109	292,400
Fannie Mae Connecticut Avenue Securities, 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	2.39%	312,928	315,145
Fannie Mae Pool	01/01/2027	2.50%	394,405	397,994
FHLMC Multifamily Structured Pass Through Certificates
Series K-701 A2 (d)	11/25/2017	3.88%	21,759	21,760
Series K-705 A2	09/25/2018	2.30%	285,000	286,413
Series K-708 A2	01/25/2019	2.13%	29,306	29,428
Series K-709 A2	03/25/2019	2.09%	25,000	25,093
Series K-710 A2	05/25/2019	1.88%	50,000	50,056
Series K-722 A1	05/25/2022	2.18%	362,861	362,799
Series K-052 A1	01/25/2025	2.60%	567,908	575,294
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (1 Month LIBOR USD + 1.450%) (c)	11/25/2023	2.69%	27,205	27,267
Series 2016-DNA2 M1 (1 Month LIBOR USD + 1.250%) (c)	10/25/2028	2.49%	81,015	81,089
FREMF Mortgage Trust
Series 2011-K704 B (a)(d)	10/25/2030	4.69%	400,000	406,942
Series 2011-K702 B (a)(d)	04/25/2044	4.93%	715,000	721,968
Series 2012-K708 B (a)(d)	02/25/2045	3.88%	150,000	152,653
Series 2013-K712 B (a)(d)	05/25/2045	3.48%	400,000	406,958
Series 2013-KF02 B (1 Month LIBOR USD + 3.000%) (a)(c)	12/25/2045	4.23%	45,874	46,272
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	2.53%	53,041	52,979
GP Portfolio Trust, 2014-GPP A (1 Month LIBOR USD + 1.200%) (a)(c)	02/15/2027	2.43%	223,237	223,732
JP Morgan Mortgage Trust, 2016-1 A5 (a)(d)	05/25/2046	3.50%	266,802	273,014
JPMBB Commercial Mortgage Securities Trust, 2013-C12 A2	07/15/2045	2.42%	124,036	124,434
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/15/2034	2.06%	435,000	435,273
Series 2010-C2 A2 (a)	11/15/2043	3.62%	34,930	35,512
Series 2012-C8 ASB	10/15/2045	2.38%	49,999	50,229
Series 2011-C3 A3 (a)	02/15/2046	4.39%	618,595	624,112
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	33,962	34,018
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	315,310	325,939
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	201,206	205,569
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	451,380	463,049
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	409,311	426,192
Opteum Mortgage Acceptance Corp., 2005-1 M3 (1 Month LIBOR USD + 0.860%) (c)	02/25/2035	2.09%	81,682	81,633
RBSSP Resecuritization Trust, 2009-7 (1 Month LIBOR USD + 0.400%) (a)(c)	06/26/2037	1.63%	303,513	294,757
Sequoia Mortgage Trust, 2015-3 A4 (a)(d)	07/25/2045	3.50%	99,430	101,869
VNDO Mortgage Trust, 2013-PENN (a)	12/13/2029	3.81%	125,000	130,449
Vornado DP LLC Trust, 2010-VN0 A1 (a)	09/13/2028	2.97%	342,804	347,914
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 A1	02/15/2048	1.45%	61,002	60,725
Series 2015-LC22 A1	09/15/2058	1.64%	158,511	158,017
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/15/2045	1.88%	22	22
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,329,696)				10,307,420

MUNICIPAL BONDS: 0.40%
City of Lubbock, TX	02/15/2018	4.44%	25,000	25,272
County of Forsyth, NC	04/01/2020	3.55%	30,000	31,164
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	15,948
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,159
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	26,143
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	60,064
State of Mississippi	11/01/2017	1.35%	30,000	30,004
State of Ohio	04/01/2018	3.66%	45,000	45,505
State of Texas	10/01/2017	2.50%	25,000	25,000
University of Texas System	08/15/2018	3.81%	25,000	25,488
TOTAL MUNICIPAL BONDS (Cost $343,764)				344,747

U.S. GOVERNMENT AGENCY ISSUES: 12.35%
Federal Farm Credit Banks	07/24/2019	1.40%	450,000	448,953
Federal Farm Credit Banks	10/21/2019	1.44%	250,000	249,224
Federal Farm Credit Banks	05/08/2020	1.55%	1,000,000	997,365
Federal Home Loan Banks	08/05/2019	0.88%	1,500,000	1,482,253
Federal Home Loan Banks	06/12/2020	1.75%	2,855,000	2,859,734
Federal Home Loan Mortgage Corp.	04/20/2020	1.38%	615,000	611,082
Federal National Mortgage Association	08/28/2019	1.00%	2,140,000	2,119,032
Federal National Mortgage Association	10/24/2019	1.00%	570,000	563,422
Federal National Mortgage Association	02/28/2020	1.50%	1,220,000	1,217,099
Ginnie Mae II Pool (d)	07/20/2060	5.31%	15,430	15,938
Ginnie Mae II Pool (d)	07/20/2062	4.56%	21,114	21,738
Ginnie Mae II Pool (d)	08/20/2062	4.09%	42,335	43,514
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,686,462)				10,629,354

U.S. GOVERNMENT NOTES: 2.77%
United States Treasury Note	01/31/2020	1.25%	700,000	695,406
United States Treasury Note	03/31/2020	1.13%	1,500,000	1,484,121
United States Treasury Note	08/31/2022	1.88%	200,000	199,485
TOTAL U.S. GOVERNMENT NOTES (Cost $2,387,937)				2,379,012

SHORT TERM INVESTMENT: 3.75%
MONEY MARKET FUND: 3.75%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (e)(f)			3,229,979	3,229,979
TOTAL MONEY MARKET FUND (Cost $3,229,979)				3,229,979
TOTAL SHORT TERM INVESTMENT (Cost $3,229,979)

TOTAL INVESTMENTS (Cost $66,698,210): 77.46%				66,646,395
Other Assets in Excess of Liabilities: 22.54% (g)				19,398,619
TOTAL NET ASSETS: 100.00%				$ 86,045,014

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $16,312,623 which represents 18.96% of total net assets.

(b) Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2017.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
(f)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2017 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
	Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional	Unrealized Appreciation (Depreciation)*	Counterparty

	12/20/2017	LoCorr Commodities Index^	0.50%	Quarterly	$ 80,100,000	$ (14,369,845)	Deutsche Bank AG

*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, foreign currency contracts and other similar investments.
The components of the basket as of September 30, 2017 are shown below:

			Percentage of
Description	Quantity(1)	Notional Value	Notional
Futures:
Purchase Contracts:
Low Sulphur Gasoil	182.81	$7,290,025	9.10%
Brent Crude	208.03	5,770,463	7.20%
Heating Oil	74.75	5,258,103	6.56%
Copper (NYCOM)	50.43	3,086,476	3.85%
Palladium	43.23	1,986,070	2.48%
Zinc	50.43	1,971,757	2.46%
Gold	18.01	1,141,317	1.42%
Lead	19.81	615,031	0.77%
Tin	4.50	231,320	0.29%
Silver	4.50	186,758	0.23%
Crude Palm Oil	20.71	162,771	0.20%
Copper (LME)	1.80	144,615	0.18%
Aluminum	4.50	117,832	0.15%
Gasoline RBOB	0.90	14,672	0.02%
Total Purchase Contracts		27,977,210	34.93%

Sale Contracts:
Natural Gas	(33.32)	$13,374,259	16.70%
Corn	(571.84)	4,974,393	6.21%
WTI Crude	(168.40)	4,042,366	5.05%
Soybean	(156.69)	3,654,689	4.56%
Platinum	(116.17)	2,633,125	3.29%
Wheat	(221.53)	2,540,045	3.17%
Sugar (NYBOT)	(72.94)	1,511,753	1.89%
Live Cattle	(14.41)	1,485,197	1.85%
Nickel	(36.02)	1,131,855	1.41%
London Cocoa	(109.87)	1,094,756	1.37%
Soybean Meal	(62.14)	950,101	1.19%
Coffee	(36.02)	850,648	1.06%
Lean Hogs	(72.04)	827,804	1.03%
WTI Financial	(32.42)	825,936	1.03%
Sugar (NYMEX)	(91.86)	815,394	1.02%
Cocoa	(62.14)	796,552	0.99%
Soybean Oil	(71.14)	749,109	0.94%
Hard Red Wheat	(63.04)	700,352	0.87%
Milling Wheat	(136.88)	663,570	0.83%
Robusta Coffee	(48.63)	471,912	0.59%
Hard Red Spring Wheat	(26.12)	413,303	0.52%
Canola	(84.65)	326,373	0.41%
White Maize	(28.82)	198,961	0.25%
Yellow Maize	(11.71)	85,795	0.11%
Cotton No.2	(0.90)	41,230	0.05%
Random Length Lumber	(1.80)	39,607	0.05%
U.K. Natural Gas	(18.01)	5,615	0.01%
Total Sale Contracts		45,204,700	56.44%
Total Futures		73,181,910	91.36%
Cash, Foreign Currency and Other Foreign Exchange Contracts(2)		6,918,090	8.64%
Total Underlying Positions		$80,100,000	100.00%

(1)
Quantities for futures positions indicated above do not represent actual quantities held by the swap, but instead represent actual quantities held within the underlying index, in which the swap tracks. The swap itself is exposed to each of these positions proportionally to its total notional value as a percentage of the total notional value of the underlying index.

(2)	Other foreign exchange contracts represent various types of foreign currency contracts considered to be de minimis.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 3.60%
Apollo Investment Corp.	45,964	$280,840
Ares Capital Corp.	26,233	429,959
Hercules Capital, Inc.	22,739	293,333
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,009,767)		1,004,132

CLOSED-END INVESTMENT COMPANIES: 7.25%
AllianceBernstein Global High Income Fund, Inc.	23,280	303,804
Invesco Dynamic Credit Opportunities Fund	34,093	406,389
Nuveen Credit Strategies Income Fund	34,045	289,042
PIMCO Dynamic Credit and Mortgage Income Fund	13,438	309,880
Western Asset Emerging Markets Debt Fund, Inc.	17,565	276,473
Western Asset Global High Income Fund, Inc.	42,604	438,395
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $1,975,564)		2,023,983

COMMON STOCKS: 26.93%
Finance and Insurance: 4.33%
Artisan Partners Asset Management, Inc.	9,299	303,147
Credit Acceptance Corp. (a)	3,234	906,070
		1,209,217
Information: 5.72%
CenturyLink, Inc.	5,655	106,879
Gogo, Inc. (a)	94,610	1,117,344
Nexstar Broadcasting Group, Inc.	4,976	310,005
Sinclair Broadcast Group, Inc.	1,993	63,876
		1,598,104
Manufacturing: 3.16%
Lear Corp.	1,708	295,620
Tenneco, Inc. (a)	9,670	586,679
		882,299
Mining, Quarrying, and Oil and Gas Extraction: 1.90%
EnLink Midstream LLC	8,999	155,233
Pattern Energy Group, Inc.	15,519	374,008
		529,241
Professional, Scientific, and Technical Services: 0.97%
Macquarie Infrastructure Corp.	1,901	137,214
National CineMedia, Inc.	19,170	133,807
		271,021
Real Estate and Rental and Leasing: 2.70%
AerCap Holdings NV (a)(b)	7,627	389,816
Fortress Transportation & Infrastructure Investors LLC	20,224	364,841
		754,657
Retail Trade: 4.47%
Advance Auto Parts, Inc.	6,134	608,493
Signet Jewelers Ltd. (b)	9,620	640,211
		1,248,704
Transportation and Warehousing: 3.10%
GasLog Partners LP (b)	8,737	203,135
Golar LNG Partners LP (b)	12,660	294,092
Hoegh LNG Partners LP (b)	6,925	128,459
Targa Resources Corp.	5,085	240,520
		866,206
Utilities: 0.58%
NRG Yield, Inc.	8,339	160,943
TOTAL COMMON STOCKS (Cost $6,501,126)		7,520,392

CONVERTIBLE PREFERRED STOCK: 1.86%
Kinder Morgan, Inc., Series A, 9.750%	12,189	518,642
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $547,927)		518,642

MASTER LIMITED PARTNERSHIPS: 11.40%	Units
Finance and Insurance: 0.98%
AllianceBernstein Holding LP	11,235	273,010

Manufacturing: 1.56%
Alon USA Partners LP	13,099	151,293
MPLX LP	8,091	283,266
		434,559
Mining, Quarrying, and Oil and Gas Extraction: 1.99%
Enterprise Products Partners LP	10,699	278,923
SunCoke Energy Partners LP	16,108	277,058
		555,981
Real Estate and Rental and Leasing: 1.13%
Icahn Enterprises LP	5,756	315,774
		315,774
Retail Trade: 3.04%
Crestwood Equity Partners LP	18,910	461,404
Global Partners LP	22,319	388,351
		849,755
Transportation and Warehousing: 2.29%
Energy Transfer Partners LP	21,384	391,104
Summit Midstream Partners LP	12,440	248,800
		639,904
Wholesale Trade: 0.41%
Martin Midstream Partners LP	7,445	115,770
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,004,749)		3,184,753

PREFERRED STOCKS: 2.02%	Shares
Real Estate and Rental and Leasing: 0.99%
Annaly Capital Management, Inc. - REIT, Series F, (6.950% to 09/30/22 then 3 Month LIBOR USD + 4.933%) (a)	10,737	276,263

Transportation and Warehousing: 0.52%
Hoegh LNG Partners LP, Series A, 8.750% (a)(b)	5,858	146,509

Wholesale Trade: 0.51%
NGL Energy Partners LP, Class B, (9.000% to 07/01/22 then 3 Month LIBOR USD + 7.213%) (a)	5,818	141,610
TOTAL PREFERRED STOCKS (Cost $556,101)		564,382

PUBLICLY TRADED PARTNERSHIPS: 4.87%	Units
Ares Management LP	12,375	230,794
Blackstone Group LP/The	13,535	451,663
Carlyle Group LP/The	16,858	397,849
Oaktree Capital Group LLC	5,970	280,888
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $1,109,138)		1,361,194
	Shares
REAL ESTATE INVESTMENT TRUSTS: 9.54%
Administrative and Support and Waste Management and Remediation Services: 0.54%
CoreCivic, Inc.	5,569	149,082

Finance and Insurance: 4.12%
AGNC Investment Corp.	6,641	143,977
Apollo Commercial Real Estate Finance, Inc.	15,790	285,957
DDR Corp.	13,992	128,167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,609	185,431
Starwood Property Trust, Inc.	18,747	407,185
		1,150,717
Real Estate and Rental and Leasing: 4.88%
Annaly Capital Management, Inc.	11,661	142,149
CBL & Associates Properties, Inc.	32,099	269,311
Hospitality Properties Trust	13,456	383,361
LaSalle Hotel Properties	4,614	133,898
Two Harbors Investment Corp.	15,504	156,280
Washington Prime Group, Inc.	33,453	278,663
		1,363,662
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,599,879)		2,663,461

SHORT TERM INVESTMENT: 3.72%
MONEY MARKET FUND: 3.72%
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (c)(d)	1,039,698	1,039,698
TOTAL MONEY MARKET FUND (Cost $1,039,698)		1,039,698
TOTAL SHORT TERM INVESTMENT (Cost $1,039,698)		1,039,698

TOTAL INVESTMENTS (Cost $18,343,949): 71.19%		19,880,637
Other Assets in Excess of Liabilities: 28.81% (e)		8,044,063
TOTAL NET ASSETS: 100.00%		$ 27,924,700

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
(d)	All or a portion of this security is held by LCMSF Fund Limited and pledged as collateral for swap contracts.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Multi-Strategy Fund
Consoldiated Schedule of Securities Sold Short
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: (2.38)%
Other Services (except Public Administration): (1.45)%
Regis Corp. (a)	(28,436)	$(405,782)

Retail Trade: (0.93)%
Tiffany & Co.	(2,812)	(258,085)
TOTAL COMMON STOCKS (Proceeds $685,358)		(663,867)
TOTAL SECURITIES SOLD SHORT (Proceeds $685,358): (2.38)%		$(663,867)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2017 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.

	Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional	Unrealized Appreciation (Depreciation)*	Counterparty

	04/14/2020	LoCorr Multi-Strategy Index^	0.50%	Quarterly	$ 33,101,783	$ (3,190,302)	Deutsche Bank AG

*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, foreign currency contracts and other similar investments.
The components of the basket as of September 30, 2017 are shown below:

			Percentage of
Description	Quantity(1)	Notional Value	Notional
Futures:
Purchase Contracts:
90 Day Sterling	116.00	$2,953,637	8.92%
90 Day Euro	58.00	2,180,001	6.59%
U.S. 10 Yr Note	77.00	1,479,178	4.47%
U.S. 5 Yr Note	81.00	1,458,586	4.41%
Euro-Bobl	58.00	1,377,249	4.16%
Long Gilt	42.00	1,069,269	3.23%
S&P500 E-Mini Index	51.00	981,254	2.96%
Dow Jones Industrial Average Mini E-Cbot Index	51.00	871,926	2.63%
U.S. 30 Yr Note	35.00	818,889	2.47%
Tokyo Price Index	27.00	615,556	1.86%
U.S. 2 Yr Note	17.00	561,866	1.70%
Gold	25.40	493,573	1.49%
Nikkei 225 Index	15.00	415,227	1.25%
Japanese 10 Yr Bond	2.00	409,011	1.24%
DAX Index	7.00	404,906	1.22%
Copper	16.04	400,256	1.21%
Euro-Stoxx 50 Index	57.00	368,762	1.11%
Euro-Schatz	18.00	365,352	1.10%
FTSE 100 Index	20.00	301,510	0.91%
Euro-Bund	9.00	262,341	0.79%
Nasdaq 100 E-Mini Index	14.00	255,621	0.77%
Low Sulphur Gasoil	28.03	249,909	0.75%
10 Yr Mini JGB	12.00	245,439	0.74%
Aluminum	30.10	244,597	0.74%
Hang Seng Index	9.00	243,367	0.74%
Zinc	19.11	219,267	0.66%
CAC 40 10 Euro Index	15.00	144,166	0.44%
Heating Oil	13.65	140,386	0.42%
3 Mo Euro Euribor	1.00	45,344	0.14%
Total Purchase Contracts		19,576,445	59.14%

Sale Contracts:
Canadian 10 Yr Bond	(60.00)	$998,297	3.02%
Natural Gas	(25.73)	208,231	0.63%
Australian 10 Yr Bond	(13.00)	156,183	0.47%
Soybean	(21.46)	131,832	0.40%
Corn	(50.61)	102,352	0.31%
WTI Crude	(14.71)	86,747	0.26%
Wheat	(25.89)	73,172	0.22%
Cocoa	(24.42)	68,299	0.21%
Coffee	(9.79)	66,170	0.20%
Hard Red Wheat	(17.39)	55,383	0.17%
Sugar	(22.61)	50,500	0.15%
Soybean Meal	(10.37)	42,874	0.13%
Total Sale Contracts		2,040,040	6.16%
Total Futures		21,616,485	65.30%
Cash, Foreign Currency and Other Foreign Exchange Contracts(2)		11,485,298	34.70%
Total Underlying Positions		$33,101,783	100.00%

(1)
Quantities for futures positions indicated above do not represent actual quantities held by the swap, but instead represent actual quantities held within the underlying index, in which the swap tracks. The swap itself is exposed to each of these positions proportionally to its total notional value as a percentage of the total notional value of the underlying index.

(2)	Other foreign exchange contracts represent various types of foreign currency contracts considered to be de minimis.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 18.67%
AEP Texas Central Transition Funding II LLC, 2006-2 A4	01/01/2018	5.17%	$993,717	$1,002,758
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	394,759	394,388
Ally Auto Receivables Trust, 2014-2 A3	04/15/2019	1.25%	1,178,736	1,178,538
American Express Credit Account Master Trust, 2014-4 A	06/15/2020	1.43%	3,500,000	3,500,378
AmeriCredit Automobile Receivables Trust, 2016-3 A2A	11/08/2019	1.37%	2,879,283	2,878,192
Cabela's Credit Card Master Note Trust, 2016-1 A1	06/15/2022	1.78%	3,500,000	3,494,256
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	164,723	164,694
Series 2015-4 A3 (a)	01/15/2020	2.04%	3,653,331	3,660,241
Capital One Multi-Asset Execution Trust
Series 2015-5A	05/17/2021	1.60%	7,250,000	7,254,649
Series 2016-A1 A1 (1 Month LIBOR USD + 0.450%) (c)	02/15/2022	1.68%	3,000,000	3,015,864
CarMax Auto Owner Trust, 2015-3 A3	05/15/2020	1.63%	4,978,338	4,978,497
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	1,206,880	1,212,292
Chase Issuance Trust
Series 2015-A5	04/15/2020	1.36%	6,250,000	6,247,090
Series 2013-9A (1 Month LIBOR USD + 0.420%) (c)	11/16/2020	1.65%	4,350,841	4,368,638
Chrysler Capital Auto Receivables Trust, 2016-B A2 (a)	01/15/2020	1.36%	2,616,712	2,614,770
Citibank Credit Card Issuance Trust
Series 2008-A1	02/07/2020	5.35%	4,270,000	4,329,815
Series 2017-A2	01/19/2021	1.74%	6,500,000	6,506,237
Series 2017-A9	09/20/2021	1.80%	2,875,000	2,874,138
Discover Card Execution Note Trust
Series 2016-A1	07/15/2021	1.64%	3,000,000	2,999,321
Series 2012-A6	01/18/2022	1.67%	5,750,000	5,741,415
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	863,963	864,034
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	228,428	230,528
Ford Credit Auto Owner Trust, 2016-A A2A	12/15/2018	1.12%	298,544	298,503
GM Financial Automobile Leasing Trust, 2016-1 A3	07/20/2019	1.64%	5,000,000	5,002,465
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A A2A (a)	03/16/2020	1.51%	4,000,000	3,998,844
Series 2017-2A A2A (a)	05/18/2020	1.61%	2,475,000	2,474,396
Honda Auto Receivables Owner Trust, 2016-1 A3	12/18/2019	1.22%	5,881,329	5,868,091
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	3,189,367	3,187,051
Hyundai Auto Receivables Trust, 2016-B A3	04/15/2021	1.29%	5,000,000	4,961,196
Nissan Auto Receivables Owner Trust, 2015-C	05/15/2020	1.37%	5,510,000	5,502,417
Susquehanna Auto Receivables Trust, 2014-1 (a)	08/15/2019	1.43%	3,749,793	3,749,689
Synchrony Credit Card Master Note Trust
Series 2014-1 A	11/15/2020	1.61%	6,515,000	6,516,637
Series 2016-1 A	03/15/2022	2.04%	3,100,000	3,112,665
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	7,000,000	6,981,406
Series 2016-PT1 A (a)	06/15/2022	1.93%	3,459,455	3,458,477
Verizon Owner Trust
Series 2016-1A A (a)	01/20/2021	1.42%	2,613,000	2,600,798
Series 2017-2A A (a)	12/20/2021	1.92%	3,145,000	3,142,543
TOTAL ASSET BACKED SECURITIES (Cost $130,437,663)				130,365,911

FOREIGN GOVERNMENT BONDS: 2.08%
European Investment Bank (b)	03/15/2018	1.00%	6,000,000	5,987,523
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	998,820
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,493,109
International Bank for Reconstruction & Development (b)	11/15/2017	1.00%	5,000,000	4,999,240
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,476,937)				14,478,692

MORTGAGE BACKED SECURITIES: 7.11%
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	243,942	243,452
Series 2014-M6 FA (1 Month LIBOR USD + 0.290%) (c)	12/25/2017	1.51%	159,786	159,668
Series 2015-M1 ASQ2	02/25/2018	1.63%	2,354,501	2,352,778
Series 2015-M7 ASQ2	04/25/2018	1.55%	1,661,577	1,660,697
Series 2014-M8 FA (1 Month LIBOR USD + 0.250%) (c)	05/25/2018	1.49%	326,810	326,783
Series 2013-M13 FA (1 Month LIBOR USD + 0.350%) (c)	05/25/2018	1.59%	1,021,407	1,022,148
Series 2013-M14 FA (1 Month LIBOR USD + 0.350%) (c)	08/25/2018	1.59%	1,215,977	1,217,667
Series 2009-M2 A3	01/25/2019	4.00%	1,946,987	1,979,559
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	4,561,004	4,586,228
Series 2010-M1 A2	09/25/2019	4.45%	3,062,522	3,170,454
Series 2010-M3 A3 (d)	03/25/2020	4.33%	2,861,266	2,997,523
FHLMC Multifamily Structured Pass Through Certificates
Series K-701 A2 (d)	11/25/2017	3.88%	2,175,939	2,175,981
Series K-703 A2	05/25/2018	2.70%	3,894,016	3,903,616
Series K-705 A2	09/25/2018	2.30%	4,000,000	4,019,836
Series K-708 A2	01/25/2019	2.13%	1,367,632	1,373,310
Series K006 A1	07/25/2019	3.40%	1,123,513	1,142,325
Series K-504 A1	10/25/2019	1.68%	5,198,900	5,190,852
FREMF Multifamily Aggregation Risk Transfer Trust, 2017-KT01 A (1 Month LIBOR USD + 0.320%) (c)	02/25/2020	1.56%	5,890,000	5,902,662
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	1.68%	6,202,018	6,220,423
TOTAL MORTGAGE BACKED SECURITIES (Cost $49,464,125)				49,645,962

U.S. GOVERNMENT AGENCY ISSUES: 43.61%
Federal Farm Credit Banks	09/14/2018	0.88%	22,000,000	21,890,132
Federal Farm Credit Banks	07/24/2019	1.40%	6,000,000	5,986,038
Federal Farm Credit Banks	09/27/2019	1.55%	13,000,000	12,968,852
Federal Farm Credit Banks	10/21/2019	1.44%	13,200,000	13,159,054
Federal Farm Credit Banks	05/08/2020	1.55%	18,590,000	18,541,015
Federal Home Loan Banks	03/18/2019	1.38%	6,500,000	6,491,407
Federal Home Loan Banks	06/14/2019	1.63%	20,000,000	20,033,040
Federal Home Loan Banks	08/05/2019	0.88%	5,055,000	4,995,194
Federal Home Loan Banks	06/12/2020	1.75%	18,150,000	18,180,093
Federal Home Loan Banks	09/28/2020	1.38%	10,565,000	10,463,935
Federal Home Loan Mortgage Corp.	04/15/2019	1.13%	22,000,000	21,888,262
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	25,440,000	25,145,481
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	26,185,000	26,116,003
Federal Home Loan Mortgage Corp.	09/29/2020	1.63%	9,140,000	9,116,656
Federal National Mortgage Association	02/26/2019	1.00%	5,000,000	4,968,165
Federal National Mortgage Association	08/02/2019	0.88%	21,000,000	20,752,389
Federal National Mortgage Association	08/28/2019	1.00%	21,610,000	21,398,265
Federal National Mortgage Association	10/24/2019	1.00%	22,545,000	22,284,808
Federal National Mortgage Association	11/26/2019	1.75%	8,495,000	8,527,281
Federal National Mortgage Association	02/28/2020	1.50%	11,560,000	11,532,510
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $306,086,597)				304,438,580

U.S. GOVERNMENT NOTES: 5.27%
United States Treasury Note	01/31/2020	1.25%	2,000,000	1,986,875
United States Treasury Note	03/31/2020	1.13%	7,000,000	6,925,898
United States Treasury Note	04/30/2020	1.13%	5,000,000	4,944,727
United States Treasury Note	05/15/2020	1.50%	6,000,000	5,988,047
United States Treasury Note	06/30/2020	1.63%	3,000,000	3,002,461
United States Treasury Note	07/15/2020	1.50%	5,500,000	5,484,961
United States Treasury Note	09/15/2020	1.38%	8,500,000	8,441,230
TOTAL U.S. GOVERNMENT NOTES (Cost $36,871,375)				36,774,199

SHORT TERM INVESTMENT: 7.54%
MONEY MARKET FUND: 7.54%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (e)(f)			52,658,967	52,658,967
TOTAL MONEY MARKET FUND (Cost $52,658,967)				52,658,967
TOTAL SHORT TERM INVESTMENT (Cost $52,658,967)

TOTAL INVESTMENTS (Cost $589,995,664): 84.28%				588,362,311
Other Assets in Excess of Liabilities: 15.72% (g)				109,769,832
TOTAL NET ASSETS: 100.00%				$698,132,143

(a)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $32,681,164 which represents 4.68% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2017.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
(f)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts (a)
September 30, 2017 (Unaudited)
			Currency to be Received		Currency to be Delivered
		Forward		U.S. $ Value at		U.S. $ Value on	Unrealized	Unrealized
	Notional Amount	Settlement Date	Currency	September 30, 2017	Currency	Origination Date	Appreciation	(Depreciation)
Purchase contracts:
	$179,696,988	12/22/2017	AUD	$176,060,708	USD	$179,696,988	$-	$(3,636,280)
	184,553,841	12/22/2017	CAD	180,162,510	USD	184,553,841	-	(4,391,331)
	122,173,732	12/22/2017	CHF	121,560,472	USD	122,173,732	-	(613,260)
	219,800,729	12/22/2017	EUR	217,896,582	USD	219,800,729	-	(1,904,147)
	202,125,019	12/22/2017	GBP	202,373,355	USD	202,125,019	248,336	-
	41,191,105	12/22/2017	JPY	40,454,783	USD	41,191,105	-	(736,322)
	51,842,503	12/22/2017	MXN	50,715,349	USD	51,842,503	-	(1,127,154)
	67,709,389	12/22/2017	NZD	67,506,809	USD	67,709,389	-	(202,580)
Total Purchase Contracts				1,056,730,568		1,069,093,306	248,336	(12,611,074)

Sale contracts:
	$10,374,549	12/22/2017	USD	$10,193,335	AUD	$10,374,549	$181,214	$-
	10,637,567	12/22/2017	USD	10,430,107	CAD	10,637,567	207,460	-
	72,278,603	12/22/2017	USD	72,454,479	CHF	72,278,603	-	(175,876)
	30,937,810	12/22/2017	USD	30,791,632	EUR	30,937,810	146,178	-
	14,169,437	12/22/2017	USD	14,101,198	GBP	14,169,437	68,239	-
	127,777,817	12/22/2017	USD	126,346,180	JPY	127,777,817	1,431,637	-
	3,006,680	12/22/2017	USD	2,936,102	MXN	3,006,680	70,578	-
	3,919,974	12/22/2017	USD	3,908,422	NZD	3,919,974	11,552	-
Total Sale Contracts				271,161,455		273,102,437	2,116,858	(175,876)
Total Forward Currency Contracts				$785,569,113		$795,990,869	$2,365,194	$12,786,950)
Net Unrealized Depreciation								$(10,421,756)

Currency abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a) Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2017.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2017 (Unaudited)
		Number of
		Contracts		Value
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	$1,333,037	15	Dec-17	$-	$(8,478)
3 Mo Euro Euribor	694,362,369	2,350	Dec-18	158,890	-
90 Day Euro	90,000,000	360	Dec-18	-	(216,592)
90 Day Sterling	590,938,936	3,528	Dec-18	-	(2,214,090)
Aluminum (a)(b)	46,241,488	881	Dec-17	9,582	-
Brent Crude (a)	5,224,680	92	Oct-17	-	(73,738)
CAC 40 10 Euro Index	33,302,429	529	Oct-17	751,204	-
Copper (a)(b)	92,491,294	571	Dec-17	-	(1,744,827)
DAX Index	77,520,092	205	Dec-17	1,472,359	-
Dow Jones Industrial Average Mini E-Cbot Index	131,617,940	1,178	Dec-17	2,624,449	-
Euro-Bobl	170,901,785	1,446	Dec-17	-	(620,393)
Euro-Bund	38,411,535	325	Dec-17	-	(510,199)
Euro-Schatz	204,349,368	1,729	Dec-17	-	(82,197)
Euro-Stoxx 50 Index	80,218,036	1,898	Dec-17	1,566,686	-
FTSE 100 Index	40,169,985	409	Dec-17	-	(201,328)
Gasoline RBOB (a)	3,248,965	49	Nov-17	-	(15,751)
Gold (a)	89,807,520	699	Dec-17	-	(1,038,920)
Hang Seng Index	45,966,351	261	Oct-17	-	(77,722)
Heating Oil (a)	26,835,060	353	Oct-17	-	(154,910)
Heating Oil (a)	8,572,225	113	Nov-17	-	(4,070)
Japanese 10 Yr Bond	97,756,054	110	Dec-17	-	(722,773)
Long Gilt	150,347,729	1,122	Dec-17	-	(4,808,537)
Low Sulphur Gasoil (a)	39,042,000	720	Nov-17	792,533	-
Low Sulphur Gasoil (a)	5,657,750	106	Dec-17	226	-
Nasdaq 100 E-Mini Index	38,886,250	325	Dec-17	-	(17,406)
Nikkei 225 Index	77,803,155	430	Dec-17	3,343,200	-
S&P500 E-Mini Index	188,204,280	1,496	Dec-17	2,892,501	-
Silver (a)	4,669,280	56	Dec-17	-	(302,073)
Soybean Oil (a)	4,863,924	247	Dec-17	-	(363,325)
Tokyo Price Index	99,733,393	670	Dec-17	5,606,157	-
U.S. 2 Yr Note	288,762,141	1,439	Dec-17	-	(880,335)
U.S. 5 Yr Note	195,132,791	1,954	Dec-17	-	(2,147,326)
U.S. 10 Yr Note	201,292,978	1,990	Dec-17	-	(3,003,292)
U.S. Long Bond	128,947,268	1,009	Dec-17	-	(2,514,727)
Zinc (a)(b)	39,970,750	505	Dec-17	569,644	-
Total Purchase Contracts				19,787,431	(21,723,009)

Sale Contracts:
Aluminum (a)(b)	$(2,886,813)	(55)	Dec-17	$23,319	$-
Australian 10 Yr Bond	(50,623,028)	(508)	Dec-17	55,809	-
Canadian 10 Yr Bond	(141,374,474)	(1,764)	Dec-17	3,227,238	-
Cocoa (a)	(11,904,217)	(586)	Dec-17	538,818	-
Coffee (a)	(11,860,631)	(247)	Dec-17	929,348	-
Copper (a)(b)	(22,839,356)	(141)	Dec-17	770,115	-
Corn (a)	(20,426,875)	(1,150)	Dec-17	32,312	-
Cotton No.2 (a)	(4,586,150)	(134)	Dec-17	-	(37,012)
Dollar	(45,900,000)	(459)	Dec-17	-	(581,703)
Hard Red Wheat (a)	(10,006,150)	(452)	Dec-17	771,854	-
Natural Gas (a)	(20,357,390)	(677)	Oct-17	405,380	-
Soybean (a)	(23,238,000)	(480)	Nov-17	-	(852,574)
Soybean Meal (a)	(9,347,680)	(296)	Dec-17	-	(272,541)
Sugar (a)	(9,254,112)	(586)	Feb-18	483,516	-
Wheat (a)	(12,326,875)	(550)	Dec-17	-	(244,772)
Wti Crude (a)	(19,686,270)	(381)	Oct-17	-	(776,168)
Zinc (a)(b)	(2,532,800)	(32)	Dec-17	-	(101,030)
Total Sale Contracts				7,237,709	(2,865,800)
Total Futures Contracts				$27,025,140	$(24,588,809)
Net Unrealized Appreciation				$2,436,331

(a)	Contract held by LCMT Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

LoCorr Dynamic Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)
			Shares	Value
COMMON STOCKS: 66.15%
Accommodation and Food Services: 0.07%
Extended Stay America, Inc.			2,356	$47,120

Administrative and Support and Waste Management and Remediation Services: 1.30%
Casella Waste Systems, Inc. (a)			34,961	657,267
Cision Ltd. (a)(b)			20,070	261,311
				918,578
Construction: 0.52%
Forterra, Inc. (a)			3,735	16,808
Lennar Corp.			7,742	349,009
				365,817
Consumer Discretionary: 1.98%
DeNA Co. Ltd. (b)			62,174	1,393,493

Energy: 0.54%
Petrofac Ltd. (b)			63,258	381,445

Finance and Insurance: 8.19%
Credit Acceptance Corp. (a)			20,609	5,774,024

Industrials: 0.24%
Team, Inc. (a)			12,623	168,517

Information: 19.68%
Frontier Communications Corp.			11,125	131,164
Gogo, Inc. (a)			616,550	7,281,456
Houghton Mifflin Harcourt Co. (a)			70,376	848,031
Internap Corp. (a)			75,785	329,665
Madison Square Garden Co./The (a)			3,725	797,522
Match Group, Inc. (a)			28,654	664,486
Nexstar Broadcasting Group, Inc.			33,372	2,079,076
NII Holdings, Inc. (a)			111,339	51,216
Sinclair Broadcast Group, Inc.			10,323	330,852
Zayo Group Holdings, Inc. (a)			39,732	1,367,575
				13,881,043
Manufacturing: 13.19%
Briggs & Stratton Corp.			9,985	234,648
Callaway Golf Co.			37,540	541,702
Commercial Metals Co.			5,223	99,394
Immersion Corp. (a)			12,988	106,112
Lear Corp.			15,252	2,639,816
NCR Corp. (a)			14,176	531,884
Nintendo Co. Ltd. - ADR (a)(b)			25,015	1,149,439
Olympic Steel, Inc.			30,784	677,248
Tenneco, Inc. (a)			54,772	3,323,017
				9,303,260
Professional, Scientific, and Technical Services: 2.21%
Imperva, Inc. (a)			8,686	376,972
Instructure, Inc. (a)			16,001	530,433
Liberty Media Corp. - Liberty Formula One (a)			17,095	651,149
				1,558,554
Real Estate and Rental and Leasing: 3.85%
AerCap Holdings NV (a)(b)			53,108	2,714,350

Retail Trade: 13.82%
Advance Auto Parts, Inc.			41,057	4,072,854
Etsy, Inc. (a)			53,146	897,104
Lands' End, Inc. (a)			15,673	206,884
MobileIron, Inc. (a)			44,833	165,882
Signet Jewelers Ltd. (b)			64,333	4,281,361
Straight Path Communications, Inc. (a)			700	126,469
				9,750,554
Wholesale Trade: 0.56%
Builders FirstSource, Inc. (a)			22,063	396,913
TOTAL COMMON STOCKS (Cost $40,974,181)				46,653,668

REAL ESTATE INVESTMENT TRUSTS: 2.11%
Gaming and Leisure Properties, Inc.			20,430	753,663
STORE Capital Corp.			29,524	734,262
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,359,531)				1,487,925

SHORT TERM INVESTMENTS: 30.06%
U.S. TREASURY BILL: 8.50%	Maturity Date	Coupon	Principal Amount
United States Treasury Bill (c)	11/09/17	0.73% (d)	$6,000,000	5,995,125
TOTAL U.S. TREASURY BILL (Cost $5,995,125)				5,995,125

MONEY MARKET FUND: 21.56%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (e)			15,206,762	15,206,762
TOTAL MONEY MARKET FUND (Cost $15,206,762)				15,206,762
TOTAL SHORT TERM INVESTMENTS (Cost $21,201,887)				21,201,887

TOTAL INVESTMENTS (Cost $63,535,599): 98.32%				69,343,480
Other Assets in Excess of Liabilities: 1.68% (f)				1,184,119
TOTAL NET ASSETS: 100.00%				$70,527,599

ADR	American Depository Receipt
(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	Effective yield as of September 30, 2017.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
(f)	Includes assets pledged as collateral for securities sold short.

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: (13.69)%
Accommodation and Food Services: (0.48)%
Restaurant Brands International, Inc. (b)	(5,312)	$(339,331)

Administrative and Support and Waste Management and Remediation Services: (0.50)%
Priceline Group, Inc./The (a)	(192)	(351,517)

Arts, Entertainment, and Recreation: (0.31)%
Live Nation Entertainment, Inc. (a)	(5,001)	(217,794)

Construction: (0.58)%
Lennar Corp.	(7,742)	(408,778)

Information: (0.90)%
Fortinet, Inc. (a)	(4,723)	(169,272)
Globalstar, Inc. (a)	(82,028)	(133,706)
MSG Networks, Inc. (a)	(7,572)	(160,526)
Proofpoint, Inc. (a)	(1,933)	(168,596)
		(632,100)
Manufacturing: (5.21)%
Allison Transmission Holdings, Inc.	(8,974)	(336,794)
Axon Enterprise, Inc. (a)	(2,952)	(66,922)
Canada Goose Holdings, Inc. (a)(b)	(12,750)	(262,012)
Diodes, Inc. (a)	(12,038)	(360,297)
Dr Pepper Snapple Group, Inc.	(4,597)	(406,697)
Goodyear Tire & Rubber Co./The	(5,279)	(175,527)
J&J Snack Foods Corp.	(1,298)	(170,427)
Lam Research Corp. (a)	(493)	(91,225)
Meritor, Inc. (a)	(12,944)	(336,673)
Microchip Technology, Inc.	(983)	(88,254)
MKS Instruments, Inc.	(939)	(88,688)
National Beverage Corp.	(1,265)	(156,923)
Neogen Corp. (a)	(4,473)	(346,479)
NETGEAR, Inc. (a)	(8,854)	(421,450)
Ultra Clean Holdings, Inc. (a)	(2,921)	(89,441)
Universal Electronics, Inc. (a)	(1,659)	(105,181)
Wabtec Corp.	(2,214)	(167,710)
		(3,670,700)
Mining, Quarrying, and Oil and Gas Extraction: (0.37)%
Schlumberger Ltd. (b)	(3,736)	(260,623)

Other Services (except Public Administration): (1.93)%
Regis Corp. (a)	(95,486)	(1,362,585)

Professional, Scientific, and Technical Services: (0.47)%
MoneyGram International, Inc. (a)	(4,899)	(78,923)
MuleSoft, Inc. (a)	(12,691)	(255,597)
		(334,520)
Real Estate and Rental and Leasing: (0.48)%
Amerco	(902)	(338,160)

Retail Trade: (1.74)%
Party City Holdco, Inc. (a)	(6,232)	(84,444)
Tiffany & Co.	(12,477)	(1,145,139)
		(1,229,583)
Transportation and Warehousing: (0.48)%
Hawaiian Holdings, Inc. (a)	(9,052)	(339,903)

Wholesale Trade: (0.24)%
Impinj, Inc. (a)	(4,103)	(170,726)
TOTAL COMMON STOCKS (Proceeds $9,585,750)		(9,656,320)

EXCHANGE TRADED FUND: (1.98)%
CurrencyShares Japanese Yen Trust (a)	(16,338)	(1,394,775)
TOTAL EXCHANGE TRADED FUND (Proceeds $1,424,889)		(1,394,775)
TOTAL SECURITIES SOLD SHORT (Proceeds $11,010,639): (15.67)%		$(11,051,095)

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 6.98%
Apollo Investment Corp.	335,276	$2,048,536
Ares Capital Corp.	191,205	3,133,850
Hercules Capital, Inc.	165,670	2,137,143
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $7,382,324)		7,319,529

CLOSED-END INVESTMENT COMPANIES: 14.14%
AllianceBernstein Global High Income Fund, Inc.	169,391	2,210,552
Invesco Dynamic Credit Opportunities Fund	248,692	2,964,409
Nuveen Credit Strategies Income Fund	248,377	2,108,721
PIMCO Dynamic Credit and Mortgage Income Fund	98,139	2,263,085
Western Asset Emerging Markets Debt Fund, Inc.	131,267	2,066,143
Western Asset Global High Income Fund, Inc.	313,213	3,222,962
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $14,294,947)		14,835,872

COMMON STOCKS: 17.89%
Finance and Insurance: 2.11%
Artisan Partners Asset Management, Inc.	67,812	2,210,671

Information: 0.74%
CenturyLink, Inc.	41,256	779,739

Mining, Quarrying, and Oil and Gas Extraction: 3.43%
EnLink Midstream LLC	59,546	1,027,168
Pattern Energy Group, Inc.	106,808	2,574,073
		3,601,241
Professional, Scientific, and Technical Services: 1.91%
Macquarie Infrastructure Corp.	14,207	1,025,461
National CineMedia, Inc.	139,840	976,083
		2,001,544
Real Estate and Rental and Leasing: 2.54%
Fortress Transportation & Infrastructure Investors LLC	147,646	2,663,534

Transportation and Warehousing: 6.05%
GasLog Partners LP (b)	63,917	1,486,070
Golar LNG Partners LP (b)	92,651	2,152,283
Hoegh LNG Partners LP (b)	51,332	952,209
Targa Resources Corp.	37,138	1,756,627
		6,347,189
Utilities: 1.11%
NRG Yield, Inc.	60,454	1,166,762
TOTAL COMMON STOCKS (Cost $17,511,087)		18,770,680

CONVERTIBLE PREFERRED STOCK: 3.75%
Kinder Morgan, Inc., Series A, 9.750%	92,540	3,937,577
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $3,991,225)		3,937,577

MASTER LIMITED PARTNERSHIPS: 21.93%	Units
Finance and Insurance: 1.81%
AllianceBernstein Holding LP	78,344	1,903,759

Manufacturing: 3.02%
Alon USA Partners LP	95,643	1,104,677
MPLX LP	58,939	2,063,454
		3,168,131
Mining, Quarrying, and Oil and Gas Extraction: 3.88%
Enterprise Products Partners LP	78,111	2,036,354
SunCoke Energy Partners LP	117,976	2,029,187
		4,065,541
Real Estate and Rental and Leasing: 2.12%
Icahn Enterprises LP	40,577	2,226,054

Retail Trade: 5.84%
Crestwood Equity Partners LP	134,891	3,291,341
Global Partners LP	162,847	2,833,538
		6,124,879
Transportation and Warehousing: 4.45%
Energy Transfer Partners LP	156,125	2,855,526
Summit Midstream Partners LP	90,482	1,809,640
		4,665,166
Wholesale Trade: 0.81%
Martin Midstream Partners LP	54,501	847,491
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $21,580,602)		23,001,021

PREFERRED STOCKS: 3.89%	Shares
Real Estate and Rental and Leasing: 1.97%
Annaly Capital Management, Inc. - REIT, Series F, (6.950% to 09/30/22 then 3 Month LIBOR USD + 4.933%) (a)	80,225	2,064,189

Transportation and Warehousing: 0.93%
Hoegh LNG Partners LP, Series A, 8.750% (a)(b)	39,046	976,541

Wholesale Trade: 0.99%
NGL Energy Partners LP, Class B, (9.000% to 07/01/22 then 3 Month LIBOR USD + 7.213%) (a)	42,912	1,044,478
TOTAL PREFERRED STOCKS (Cost $4,024,131)		4,085,208

PUBLICLY TRADED PARTNERSHIPS: 9.44%	Units
Ares Management LP	90,212	1,682,454
Blackstone Group LP/The	97,412	3,250,638
Carlyle Group LP/The	123,277	2,909,337
Oaktree Capital Group LLC	43,729	2,057,450
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $7,899,299)		9,899,879
	Shares
REAL ESTATE INVESTMENT TRUSTS: 18.52%
Administrative and Support and Waste Management and Remediation Services: 1.03%
CoreCivic, Inc.	40,347	1,080,089

Finance and Insurance: 8.00%
AGNC Investment Corp.	48,439	1,050,158
Apollo Commercial Real Estate Finance, Inc.	115,079	2,084,081
DDR Corp.	102,652	940,292
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	55,595	1,354,850
Starwood Property Trust, Inc.	136,710	2,969,341
		8,398,722
Real Estate and Rental and Leasing: 9.49%
Annaly Capital Management, Inc.	85,094	1,037,296
CBL & Associates Properties, Inc.	234,019	1,963,419
Hospitality Properties Trust	98,220	2,798,288
LaSalle Hotel Properties	33,654	976,639
Two Harbors Investment Corp.	114,042	1,149,543
Washington Prime Group, Inc.	243,251	2,026,281
		9,951,466
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,350,282)		19,430,277

SHORT TERM INVESTMENT: 3.93%
MONEY MARKET FUND: 3.93%
STIT-Government & Agency Portfolio, Institutional Class, 0.93% (c)	4,117,871	4,117,871
TOTAL MONEY MARKET FUND (Cost $4,117,871)		4,117,871
TOTAL SHORT TERM INVESTMENT (Cost $4,117,871)		4,117,871

TOTAL INVESTMENTS (Cost $100,151,768): 100.47%		105,397,914
Liabilities in Excess of Other Assets: (0.47)%		(491,231)
TOTAL NET ASSETS: 100.00%		$104,906,683

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Multi-Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurement, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds' investments are valued each day at the last quoted sales price on each investment's primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds' investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value ("NAV") for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds' portfolio investments may change on days when you may not be able to buy or sell the Funds' shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds' portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership ("MLP") interests, real estate investment trusts ("REITs"), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as "units") typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds ("ETFs"). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts ("UITs"), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds' assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds' net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange's closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract's stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the "Board") and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund's NAV will reflect certain portfolio investments' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust's Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund's calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those 'similar' funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those 'similar' funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security's true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds' Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds' Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser's fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund's consolidated investments and other financial instruments as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$153,882,615	$-	$153,882,615
Corporate Bonds	-	281,707,770	-	281,707,770
Mortgage Backed Securities	-	122,517,385	-	122,517,385
Municipal Bonds	-	3,128,053	-	3,128,053
U.S. Government Agency Issues	-	91,937,451	-	91,937,451
U.S. Government Notes	-	38,280,328	-	38,280,328
Short Term Investments	38,863,873	10,974,648	-	49,838,521
Total Investments	$38,863,873	$702,428,250	$-	$741,292,123

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$(11,436,176)	$-	$(11,436,176)
Short	-	4,567,880	-	4,567,880
Total Forward Currency Contracts	-	(6,868,296)	-	(6,868,296)
Futures Contracts
Long	(156,109)	-	-	(156,109)
Short	2,400,596	-	-	2,400,596
Total Futures Contracts	2,244,487	-	-	2,244,487
Total Other Financial Instruments	$2,244,487	$(6,868,296)	$-	$(4,623,809)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund's consolidated schedule of investments. The fair value of the Fund's other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2017.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund's consolidated investments and swap contracts as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$14,210,987	$-	$14,210,987
Corporate Bonds	-	25,531,203	-	25,531,203
Foreign Government Bond	-	13,693	-	13,693
Mortgage Backed Securities	-	10,307,420	-	10,307,420
Municipal Bonds	-	344,747	-	344,747
U.S. Government Agency Issues	-	10,629,354	-	10,629,354
U.S. Government Notes	-	2,379,012	-	2,379,012
Short Term Investment	3,229,979	-	-	3,229,979
Total Investments	$3,229,979	$63,416,416	$-	$66,646,395

Swap Contracts*
Total Return Swap Contracts	$-	$(14,369,845)	$-	$(14,369,845)
Total Swap Contracts	$-	$(14,369,845)	$-	$(14,369,845)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments. The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at September 30, 2017.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Multi-Strategy Fund's consolidated investments, securities sold short and swap contracts as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,004,132	$-	$-	$1,004,132
Closed-End Investment Companies	2,023,983	-	-	2,023,983
Common Stocks	7,520,392	-	-	7,520,392
Convertible Preferred Stock	518,642	-	-	518,642
Master Limited Partnerships	3,184,753	-	-	3,184,753
Preferred Stocks	564,382	-	-	564,382
Publicly Traded Partnerships	1,361,194	-	-	1,361,194
Real Estate Investment Trusts	2,663,461	-	-	2,663,461
Short Term Investment	1,039,698	-	-	1,039,698
Total Investments	$19,880,637	$-	$-	$19,880,637

Securities Sold Short
Common Stocks	$(663,867)	$-	$-	$(663,867)
Total Securities Sold Short	$(663,867)	$-	$-	$(663,867)

Swap Contracts*
Total Return Swap Contracts	$-	$(3,190,302)	$-	$(3,190,302)
Total Swap Contracts	$-	$(3,190,302)	$-	$(3,190,302)

See the Fund's consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments. The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at September 30, 2017.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Market Trend Fund's consolidated investments and other financial instruments as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$130,365,911	$-	$130,365,911
Foreign Government Bonds	-	14,478,692	-	14,478,692
Mortgage Backed Securities	-	49,645,962	-	49,645,962
U.S. Government Agency Issues	-	304,438,580	-	304,438,580
U.S. Government Notes	-	36,774,199	-	36,774,199
Short Term Investment	52,658,967	-	-	52,658,967
Total Investments	$52,658,967	$535,703,344	$-	$588,362,311

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$(12,362,738)	$-	$(12,362,738)
Short	-	1,940,982	-	1,940,982
Total Forward Currency Contracts	-	(10,421,756)	-	(10,421,756)
Futures Contracts
Long	(1,935,578)	-	-	(1,935,578)
Short	4,371,909	-	-	4,371,909
Total Futures Contracts	2,436,331	-	-	2,436,331
Total Other Financial Instruments	$2,436,331	$(10,421,756)	$-	$(7,985,425)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund's consolidated schedule of investments. The fair value of the Fund's other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2017.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Dynamic Equity Fund's investments and securities sold short as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$46,653,668	$-	$-	$46,653,668
Real Estate Investment Trusts	1,487,925	-	-	1,487,925
Short Term Investments	15,206,762	5,995,125	-	21,201,887
Total Investments	$63,348,355	$5,995,125	$-	$69,343,480

Securities Sold Short
Common Stocks	$(9,656,320)	$-	$-	$(9,656,320)
Exchange Traded Fund	(1,394,775)	-	-	(1,394,775)
Total Securities Sold Short	$(11,051,095)	$-	$-	$(11,051,095)

See the Fund's schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Spectrum Income Fund's investments as of September 30, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$7,319,529	$-	$-	$7,319,529
Closed-End Investment Companies	14,835,872	-	-	14,835,872
Common Stocks	18,770,680	-	-	18,770,680
Convertible Preferred Stock	3,937,577	-	-	3,937,577
Master Limited Partnerships	23,001,021	-	-	23,001,021
Preferred Stocks	4,085,208	-	-	4,085,208
Publicly Traded Partnerships	9,899,879	-	-	9,899,879
Real Estate Investment Trusts	19,430,277	-	-	19,430,277
Short Term Investment	4,117,871	-	-	4,117,871
Total Investments	$105,397,914	$-	$-	$105,397,914

See the Fund's schedule of investments for detail by industry classification.

The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.

For each of the Funds, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

The Funds follow authoritative standards in accordance with FASB ASC Topic 815, Derivatives and Hedging, regarding disclosure about derivatives and hedging activities and how they affect the Funds' consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized appreciation or depreciation on open contracts from the preceding period, are recognized as part of net realized gain (loss) and net unrealized appreciation (depreciation) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund at September 30, 2017, as presented on each Fund's consolidated statements of asset and liabilities:

			Net Unrealized
			Appreciation
	Fair Value		(Depreciation) on
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Open Positions
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$95,680	$11,531,856	$(11,436,176)
Short	4,783,603	215,723	4,567,880
Total Forward Currency Contracts	4,879,283	11,747,579	(6,868,296)

Futures Contracts(b)
Long Contracts
Commodity	1,040,415	1,998,331	(957,916)
Equity	11,061,543	34,293	11,027,250
Foreign exchange	-	148,201	(148,201)
Interest rate	74,303	10,151,545	(10,077,242)
Total Long Contracts	12,176,261	12,332,370	(156,109)

Short Contracts
Commodity	2,725,639	1,841,850	883,789
Equity	174,670	33,674	140,996
Foreign exchange	55,006	233,166	(178,160)
Interest rate	1,555,006	1,035	1,553,971
Total Short Contracts	4,510,321	2,109,725	2,400,596
Total Futures Contracts	16,686,582	14,442,095	2,244,487
Total Forward Currency Contracts and Futures Contracts	$21,565,865	$26,189,674	$(4,623,809)

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$14,369,845	$(14,369,845)

LoCorr Multi-Strategy Fund
Long Total Return Swap Contracts
LoCorr Multi-Strategy Index	$-	$3,190,302	$(3,190,302)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$248,336	$12,611,074	$(12,362,738)
Short	2,116,858	175,876	1,940,982
Total Forward Currency Contracts	2,365,194	12,786,950	(10,421,756)

Futures Contracts(b)
Long Contracts
Commodity	1,371,985	3,697,614	(2,325,629)
Equity	18,256,556	296,456	17,960,100
Interest rate	158,890	17,728,939	(17,570,049)
Total Long Contracts	19,787,431	21,723,009	(1,935,578)

Short Contracts
Commodity	3,954,662	2,284,097	1,670,565
Foreign exchange	-	581,703	(581,703)
Interest rate	3,283,047	-	3,283,047
Total Short Contracts	7,237,709	2,865,800	4,371,909
Total Futures Contracts	27,025,140	24,588,809	2,436,331
Total Forward Currency Contracts and Futures Contracts	$29,390,334	$37,375,759	$(7,985,425)

(a)	Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.
(b)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the nine months ended September 30, 2017 for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund. The below captions of "Net Realized" and "Net Change in Unrealized" correspond to the captions in each Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(12,998,865)	$(9,724,926)
Futures Contracts
Commodity	(51,306,430)	503,200
Equity	78,689,347	9,610,375
Foreign exchange	5,931,759	(413,986)
Interest rate	(22,661,722)	(12,860,032)
Total Futures Contracts	10,652,954	(3,160,443)
Total Forward Currency Contracts and Futures Contracts	$(2,345,911)	$(12,885,369)

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$(1,679,002)	$4,621,105

LoCorr Multi-Strategy Fund
Swap Contracts	$(2,449,826)	$514,053

LoCorr Market Trend Fund
Forward Currency Contracts	$(26,702,733)	$(14,271,635)
Futures Contracts
Commodity	(40,937,604)	423,467
Equity	87,815,493	14,848,992
Foreign exchange	1,796,667	(957,591)
Interest rate	(34,253,224)	(21,406,293)
Total Futures Contracts	14,421,332	(7,091,425)
Total Forward Currency Contracts and Futures Contracts	$(12,281,401)	$(21,363,060)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the nine months ended September 30, 2017:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$874,516,366	$762,064,393
Futures Contracts	3,126,333,607	1,145,159,506

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$104,050,000	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$39,865,998	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,392,988,972	$1,147,347,944
Futures Contracts	4,050,146,478	2,582,053,725

The swap contracts and the commodity-related futures contracts reported in the tables above represent balances and activity of each Fund's respective wholly-owned and controlled subsidiary.

Please refer to the Funds' prospectus for a full listing of risks associated with these investments.

The cost basis of each Fund's portfolio for federal income tax purposes at September 30, 2017 are as follows (1):

	Investments	Securities Sold Short	Swap Contracts	Forward Currency Contracts	Futures Contracts	Foreign Currency	Total Portfolio
LoCorr Macro Strategies Fund
Tax Cost	$741,449,773	$-	$-	$-	$-	$15,040,463	$756,490,236

Gross unrealized appreciation	1,573,138	-	-	5,741,089	18,453,992	172,191	25,940,410
Gross unrealized depreciation	(1,730,788)	-	-	(12,609,385)	(16,209,505)	(329,735)	(30,879,413)
Net unrealized appreciation (depreciation)	(157,650)	-	-	(6,868,296)	2,244,487	(157,544)	(4,939,003)

LoCorr Long/Short Commodities Strategy Fund
Tax Cost	$66,698,210	$-	$-	$-	$-	$-	$66,698,210

Gross unrealized appreciation	168,585	-	134,804	-	-	-	303,389
Gross unrealized depreciation	(220,400)	-	(14,504,649)	-	-	-	(14,725,049)
Net unrealized depreciation	(51,815)	-	(14,369,845)	-	-	-	(14,421,660)

LoCorr Multi-Strategy Fund
Tax Cost(2)	$18,343,949	$(685,358)	$-	$-	$-	$-	$17,658,591

Gross unrealized appreciation	1,943,021	35,243	-	-	-	-	1,978,264
Gross unrealized depreciation	(406,333)	(13,752)	(3,190,302)	-	-	-	(3,610,387)
Net unrealized appreciation (depreciation)	1,536,688	21,491	(3,190,302)	-	-	-	(1,632,123)

LoCorr Market Trend Fund
Tax Cost	$589,995,664	$-	$-	$-	$-	$2,316,752	$592,312,416

Gross unrealized appreciation	242,791	-	-	3,513,604	28,999,496	-	32,755,891
Gross unrealized depreciation	(1,876,144)	-	-	(13,935,360)	(26,563,165)	(40)	(42,374,709)
Net unrealized appreciation (depreciation)	(1,633,353)	-	-	(10,421,756)	2,436,331	(40)	(9,618,818)

LoCorr Dynamic Equity Fund
Tax Cost(2)	$63,535,599	$(11,010,639)	$-	$-	$-	$-	$52,524,960

Gross unrealized appreciation	6,324,946	247,834	-	-	-	-	6,572,780
Gross unrealized depreciation	(517,065)	(288,290)	-	-	-	-	(805,355)
Net unrealized appreciation (depreciation)	5,807,881	(40,456)	-	-	-	-	5,767,425

LoCorr Spectrum Income Fund
Tax Cost	$100,151,768	$-	$-	$-	$-	$-	$100,151,768

Gross unrealized appreciation	8,458,797	-	-	-	-	-	8,458,797
Gross unrealized depreciation	(3,212,651)	-	-	-	-	-	(3,212,651)
Net unrealized appreciation	5,246,146	-	-	-	-	-	5,246,146

(1)
Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

(2)	Tax cost represents tax cost on investments, and/or proceeds on securities sold short.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title) /s/ Kevin Kinzie
                                           Kevin Kinzie, President

Date                                             November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Kinzie
                                           Kevin Kinzie, President

Date                                             November 8, 2017

By (Signature and Title) /s/ Job Essen
                                           Jon Essen, Treasurer

Date                                             November 8, 2017